UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-01424

AIM Equity Funds (Invesco Equity Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000     Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris 11     Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:          (713) 626-1919

Date of fiscal year end:          10/31

Date of reporting period:       04/30/21

Item 1. Reports to Stockholders.

(a)	The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b)	Not applicable

Semiannual Report to Shareholders	April 30, 2021

Invesco Charter Fund
Nasdaq:
A: CHTRX ◾ C: CHTCX ◾ R: CHRRX ◾ S: CHRSX ◾ Y: CHTYX ◾ R5: CHTVX ◾ R6: CHFTX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/20 to 4/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	28.57%
Class C Shares	28.11
Class R Shares	28.37
Class S Shares	28.67
Class Y Shares	28.69
Class R5 Shares	28.72
Class R6 Shares	28.76
S&P 500 Index▼ (Broad Market Index)	28.85
Russell 1000 Index▼ (Style-Specific Index)	30.03
Lipper Large-Cap Core Funds Index∎ (Peer Group Index)	28.87

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Index is an unmanaged index considered representative of large-cap stocks. The Russell 1000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Large-Cap Core Funds Index is an unmanaged index considered representative of large-cap core funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their in-sights about market and economic news and trends.

2                      Invesco Charter Fund

Average Annual Total Returns
As of 4/30/21, including maximum applicable sales charges

Class A Shares
Inception (11/26/68)	10.68%
10 Years	9.08
5 Years	11.47
1 Year	35.70

Class C Shares
Inception (8/4/97)	6.33%
10 Years	9.04
5 Years	11.90
1 Year	41.55

Class R Shares
Inception (6/3/02)	7.79%
10 Years	9.42
5 Years	12.44
1 Year	43.21

Class S Shares
Inception (9/25/09)	10.52%
10 Years	9.81
5 Years	12.85
1 Year	43.77

Class Y Shares
Inception (10/3/08)	10.14%
10 Years	9.98
5 Years	13.02
1 Year	43.90

Class R5 Shares
Inception (7/30/91)	8.88%
10 Years	10.08
5 Years	13.11
1 Year	43.99

Class R6 Shares
10 Years	10.08%
5 Years	13.17
1 Year	44.04

Performance includes litigation proceeds. Had these proceeds not been received, total returns would have been lower.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC)

for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                      Invesco Charter Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                      Invesco Charter Fund

Schedule of Investments(a)

April 30, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.63%
Aerospace & Defense–1.90%
Lockheed Martin Corp.	46,743	$ 17,788,516
Raytheon Technologies Corp.	618,704	51,500,921
		69,289,437

Air Freight & Logistics–2.70%
United Parcel Service, Inc., Class B	482,971	98,458,468

Application Software–1.40%
Citrix Systems, Inc.	55,117	6,826,240
Workday, Inc., Class A(b)	178,945	44,199,415
		51,025,655

Automobile Manufacturers–1.19%
General Motors Co.(b)	759,573	43,462,767

Automotive Retail–1.84%
CarMax, Inc.(b)	256,767	34,211,635
O’Reilly Automotive, Inc.(b)	59,475	32,882,538
		67,094,173

Biotechnology–0.27%
Neurocrine Biosciences, Inc.(b)	105,446	9,963,593

Cable & Satellite–1.70%
Comcast Corp., Class A	1,104,212	62,001,504

Commodity Chemicals–0.54%
Valvoline, Inc.	621,461	19,513,875

Communications Equipment–1.29%
Motorola Solutions, Inc.	250,506	47,170,280

Construction Machinery & Heavy Trucks–0.89%
Caterpillar, Inc.	143,035	32,627,714

Construction Materials–0.88%
Vulcan Materials Co.	179,483	31,991,050

Consumer Finance–2.22%
Capital One Financial Corp.	542,256	80,839,525

Data Processing & Outsourced Services–3.24%
Fiserv, Inc.(b)	466,506	56,036,701
Mastercard, Inc., Class A	162,178	61,961,726
		117,998,427

Distillers & Vintners–1.55%
Constellation Brands, Inc., Class A	235,601	56,619,632

Diversified Banks–3.20%
JPMorgan Chase & Co.	759,760	116,858,686

Electric Utilities–1.49%
FirstEnergy Corp.	1,434,080	54,380,314

Electrical Components & Equipment–0.95%
Hubbell, Inc.	70,756	13,585,860
Rockwell Automation, Inc.	79,742	21,072,621
		34,658,481

	Shares	Value
Environmental & Facilities Services–0.72%
Waste Connections, Inc.	221,516	$ 26,384,771

Financial Exchanges & Data–1.58%
Intercontinental Exchange, Inc.	490,198	57,701,207

Food Distributors–1.05%
Sysco Corp.	452,230	38,317,448

General Merchandise Stores–1.25%
Target Corp.	219,617	45,517,819

Health Care Facilities–2.59%
HCA Healthcare, Inc.	470,272	94,552,888

Health Care Services–1.41%
CVS Health Corp.	675,101	51,577,716

Health Care Supplies–0.43%
Alcon, Inc. (Switzerland)	208,927	15,759,364

Home Improvement Retail–2.05%
Home Depot, Inc. (The)	230,445	74,588,133

Homebuilding–0.97%
D.R. Horton, Inc.	359,290	35,314,614

Hotels, Resorts & Cruise Lines–1.24%
Airbnb, Inc., Class A(b)(c)	56,252	9,715,283
Booking Holdings, Inc.(b)	14,393	35,494,289
		45,209,572

Household Products–2.29%
Procter & Gamble Co. (The)	535,389	71,431,600
Reckitt Benckiser Group PLC (United Kingdom)	137,388	12,246,444
		83,678,044

Industrial Conglomerates–0.28%
Honeywell International, Inc.	45,054	10,048,844

Industrial Machinery–1.71%
Otis Worldwide Corp.	802,744	62,509,675

Industrial REITs–2.49%
Prologis, Inc.	777,601	90,613,845

Integrated Telecommunication Services–1.83%
Verizon Communications, Inc.	1,155,574	66,780,621

Interactive Home Entertainment–0.97%
Zynga, Inc., Class A(b)	3,279,053	35,479,353

Interactive Media & Services–4.09%
Facebook, Inc., Class A(b)	411,588	133,799,027
Snap, Inc., Class A(b)	247,279	15,286,788
		149,085,815

Internet & Direct Marketing Retail–6.05%
Amazon.com, Inc.(b)	63,576	220,444,694

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                      Invesco Charter Fund

	Shares	Value

Internet Services & Infrastructure–0.12%
Snowflake, Inc., Class A(b)	18,423	$4,266,583

IT Consulting & Other Services–2.12%
Accenture PLC, Class A	190,590	55,265,382

Amdocs Ltd.	287,528	22,064,899

		77,330,281

Life Sciences Tools & Services–2.12%
Avantor, Inc.(b)	592,695	18,989,948

Thermo Fisher Scientific, Inc.	124,061	58,337,204

		77,327,152

Managed Health Care–3.35%
UnitedHealth Group, Inc.	306,146	122,091,025

Movies & Entertainment–1.47%
Netflix, Inc.(b)	92,068	47,274,156

Warner Music Group Corp., Class A	169,246	6,424,578

		53,698,734

Oil & Gas Exploration & Production–0.59%
Cabot Oil & Gas Corp.	1,280,553	21,346,819

Oil & Gas Refining & Marketing–0.63%
Valero Energy Corp.	312,745	23,130,620

Oil & Gas Storage & Transportation–0.64%
Magellan Midstream Partners L.P.	498,900	23,333,553

Other Diversified Financial Services–2.20%
Equitable Holdings, Inc.	2,342,377	80,179,565

Packaged Foods & Meats–1.27%
a2 Milk Co. Ltd. (The) (New Zealand)(b)	875,330	4,867,490

Mondelez International, Inc., Class A	680,580	41,386,070

		46,253,560

Pharmaceuticals–3.77%
AstraZeneca PLC, ADR (United Kingdom)	1,340,617	71,146,544

Eli Lilly and Co.	363,495	66,435,981

		137,582,525

Property & Casualty Insurance–1.78%
Allstate Corp. (The)	152,729	19,366,037

Progressive Corp. (The)	450,584	45,391,832

		64,757,869

Railroads–1.20%
Union Pacific Corp.	196,768	43,700,205

Regional Banks–0.51%
CIT Group, Inc.	347,602	18,523,711

	Shares	Value

Semiconductor Equipment–2.39%
Applied Materials, Inc.	655,401	$86,978,267

Semiconductors–4.37%
QUALCOMM, Inc.	671,211	93,164,087

Texas Instruments, Inc.	366,616	66,177,854

		159,341,941

Systems Software–8.14%
Microsoft Corp.	1,101,830	277,859,489

VMware, Inc., Class A(b)	118,949	19,130,568

		296,990,057

Technology Hardware, Storage & Peripherals–1.66%
Apple, Inc.	460,761	60,571,641

Thrifts & Mortgage Finance–0.60%
Rocket Cos., Inc., Class A	980,224	22,006,029

Water Utilities–0.45%
American Water Works Co., Inc.	104,664	16,326,537

Total Common Stocks & Other Equity Interests (Cost $2,378,670,863)		3,633,254,678

Money Market Funds–0.53%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	6,673,402	6,673,402

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	5,025,219	5,027,229

Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	7,626,746	7,626,746

Total Money Market Funds (Cost $19,327,065)		19,327,377

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.16% (Cost $2,397,997,928)		3,652,582,055

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.28%
Invesco Private Government Fund, 0.01%(d)(e)(f)	4,037,452	4,037,452

Invesco Private Prime Fund, 0.11%(d)(e)(f)	6,053,757	6,056,179

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,093,631)		10,093,631

TOTAL INVESTMENTS IN SECURITIES–100.44% (Cost $2,408,091,559)		3,662,675,686

OTHER ASSETS LESS LIABILITIES–(0.44)%		(16,018,638)

NET ASSETS–100.00%		$3,646,657,048

.

Investment Abbreviations:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                      Invesco Charter Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value
	October 31, 2020	at Cost	from Sales	(Depreciation)	Gain	April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,008,474	$87,852,016	$(83,187,088)	$-	$-	$6,673,402	$599
Invesco Liquid Assets Portfolio, Institutional Class	2,203,693	62,751,441	(59,927,953)	(437)	485	5,027,229	749
Invesco Treasury Portfolio, Institutional Class	2,295,398	100,402,305	(95,070,957)	-	-	7,626,746	290
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,216,103	46,737,936	(55,916,587)	-	-	4,037,452	584	*
Invesco Private Prime Fund	19,824,154	62,954,324	(76,722,300)	(224)	225	6,056,179	4,059	*
Total	$39,547,822	$360,698,022	$(370,824,885)	$(661)	$710	$29,421,008	$6,281
*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2021

Information Technology	24.73%
Consumer Discretionary	14.58
Health Care	13.95
Financials	12.09
Industrials	10.36
Communication Services	10.06
Consumer Staples	6.17
Real Estate	2.48
Other Sectors, Each Less than 2% of Net Assets	5.21
Money Market Funds Plus Other Assets Less Liabilities	0.37

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                      Invesco Charter Fund

Statement of Assets and Liabilities

April 30, 2021

(Unaudited)

Assets:

Investments in securities, at value (Cost $2,378,670,863)*	$3,633,254,678

Investments in affiliated money market funds, at value (Cost $29,420,696)	29,421,008

Foreign currencies, at value (Cost $1,442)	1,545

Receivable for:
Investments sold	931,310

Fund shares sold	431,756

Dividends	2,736,947

Investment for trustee deferred compensation and retirement plans	1,743,320

Other assets	83,423

Total assets	3,668,603,987

Liabilities:
Payable for:
Investments purchased	4,078,723

Fund shares reacquired	1,882,552

Amount due custodian	1,821,740

Collateral upon return of securities loaned	10,093,631

Accrued fees to affiliates	1,812,912

Accrued trustees’ and officers’ fees and benefits	282

Accrued other operating expenses	387,416

Trustee deferred compensation and retirement plans	1,869,683

Total liabilities	21,946,939

Net assets applicable to shares outstanding	$3,646,657,048

Net assets consist of:
Shares of beneficial interest	$2,218,339,947

Distributable earnings	1,428,317,101

$3,646,657,048

Net Assets:

Class A	$3,444,664,810

Class C	$27,090,035

Class R	$19,817,410

Class S	$20,741,113

Class Y	$106,478,934

Class R5	$8,431,309

Class R6	$19,433,437

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	171,520,622

Class C	1,476,670

Class R	996,730

Class S	1,032,643

Class Y	5,276,896

Class R5	395,500

Class R6	912,338

Class A:
Net asset value per share	$20.08

Maximum offering price per share (Net asset value of $20.08 ÷ 94.50%)	$21.25

Class C:
Net asset value and offering price per share	$18.35

Class R:
Net asset value and offering price per share	$19.88

Class S:
Net asset value and offering price per share	$20.09

Class Y:
Net asset value and offering price per share	$20.18

Class R5:
Net asset value and offering price per share	$21.32

Class R6:
Net asset value and offering price per share	$21.30

*	At April 30, 2021, a security with a value of $9,618,047 was on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                      Invesco Charter Fund

Statement of Operations

For the six months ended April 30, 2021

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $19,376)	$27,121,931

Dividends from affiliated money market funds (includes securities lending income of $60,881)	62,519

Total investment income	27,184,450

Expenses:

Advisory fees	10,371,700

Administrative services fees	227,924

Custodian fees	18,945

Distribution fees:

Class A	3,943,136

Class C	139,892

Class R	45,456

Class S	14,083

Transfer agent fees – A, C, R, S and Y	2,342,546

Transfer agent fees – R5	3,983

Transfer agent fees – R6	3,010

Trustees’ and officers’ fees and benefits	47,705

Registration and filing fees	61,615

Reports to shareholders	124,993

Professional services fees	35,527

Other	42,039

Total expenses	17,422,554

Less: Fees waived and/or expense offset arrangement(s)	(11,427)

Net expenses	17,411,127

Net investment income	9,773,323

Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	167,238,707

Affiliated investment securities	710

Foreign currencies	1,516

167,240,933

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	655,933,373

Affiliated investment securities	(661)

Foreign currencies	12,001

655,944,713

Net realized and unrealized gain	823,185,646

Net increase in net assets resulting from operations	$832,958,969

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                      Invesco Charter Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	April 30, 2021	October 31, 2020

Operations:
Net investment income	$9,773,323	$21,571,362

Net realized gain	167,240,933	57,681,020

Change in net unrealized appreciation	655,944,713	118,558,169

Net increase in net assets resulting from operations	832,958,969	197,810,551

Distributions to shareholders from distributable earnings:
Class A	(72,039,344)	(488,454,497)

Class C	(646,926)	(6,728,167)

Class R	(378,832)	(3,099,805)

Class S	(443,411)	(2,802,798)

Class Y	(2,368,090)	(15,304,355)

Class R5	(203,608)	(1,394,325)

Class R6	(461,672)	(3,107,812)

Total distributions from distributable earnings	(76,541,883)	(520,891,759)

Share transactions–net:
Class A	(85,872,717)	110,614,848

Class C	(10,003,124)	(5,090,743)

Class R	(826,284)	(1,324,095)

Class S	(295,413)	1,508,504

Class Y	3,840,912	(1,746,025)

Class R5	(916,441)	(861,996)

Class R6	(1,244,679)	(359,119)

Net increase (decrease) in net assets resulting from share transactions	(95,317,746)	102,741,374

Net increase (decrease) in net assets	661,099,340	(220,339,834)

Net assets:
Beginning of period	2,985,557,708	3,205,897,542

End of period	$3,646,657,048	$2,985,557,708

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                      Invesco Charter Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/21	$15.99	$0.05	$4.46		$4.51	$(0.10)	$(0.32)	$(0.42)	$20.08	28.57%		$3,444,665	1.04	%(d)	1.04	%(d)	0.59	%(d)	23%
Year ended 10/31/20	17.79	0.11	1.02		1.13	(0.13)	(2.80)	(2.93)	15.99	6.71		2,816,198	1.07		1.07		0.70		45
Year ended 10/31/19	17.52	0.13	1.86	(e)	1.99	(0.07)	(1.65)	(1.72)	17.79	12.96	(e)	3,007,391	1.07		1.07		0.74		82
Year ended 10/31/18	18.75	0.06	(0.04)		0.02	(0.10)	(1.15)	(1.25)	17.52	(0.04)		2,951,279	1.07		1.08		0.35		46
Year ended 10/31/17	18.31	0.09	2.29		2.38	(0.17)	(1.77)	(1.94)	18.75	13.83		3,363,073	1.10		1.11		0.50		30
Year ended 10/31/16	20.30	0.16	0.34		0.50	(0.21)	(2.28)	(2.49)	18.31	3.54		3,467,887	1.11		1.12		0.88		28
Class C
Six months ended 04/30/21	14.61	(0.01)	4.07		4.06	—	(0.32)	(0.32)	18.35	28.11		27,090	1.79	(d)	1.79	(d)	(0.16	)(d)	23
Year ended 10/31/20	16.47	(0.01)	0.95		0.94	—	(2.80)	(2.80)	14.61	5.96		30,607	1.82		1.82		(0.05)		45
Year ended 10/31/19	16.39	(0.00)	1.73	(e)	1.73	—	(1.65)	(1.65)	16.47	12.14	(e)	40,493	1.82		1.82		(0.01)		82
Year ended 10/31/18	17.65	(0.07)	(0.04)		(0.11)	—	(1.15)	(1.15)	16.39	(0.80)		133,804	1.82		1.83		(0.40)		46
Year ended 10/31/17	17.32	(0.04)	2.16		2.12	(0.02)	(1.77)	(1.79)	17.65	12.98		167,073	1.85		1.86		(0.25)		30
Year ended 10/31/16	19.30	0.02	0.32		0.34	(0.04)	(2.28)	(2.32)	17.32	2.73		200,499	1.86		1.87		0.13		28
Class R
Six months ended 04/30/21	15.82	0.03	4.40		4.43	(0.05)	(0.32)	(0.37)	19.88	28.37		19,817	1.29	(d)	1.29	(d)	0.34	(d)	23
Year ended 10/31/20	17.62	0.07	1.01		1.08	(0.08)	(2.80)	(2.88)	15.82	6.46		16,500	1.32		1.32		0.45		45
Year ended 10/31/19	17.34	0.08	1.85	(e)	1.93	—	(1.65)	(1.65)	17.62	12.68	(e)	19,772	1.32		1.32		0.49		82
Year ended 10/31/18	18.55	0.02	(0.04)		(0.02)	(0.04)	(1.15)	(1.19)	17.34	(0.24)		23,251	1.32		1.33		0.10		46
Year ended 10/31/17	18.13	0.05	2.26		2.31	(0.12)	(1.77)	(1.89)	18.55	13.53		30,187	1.35		1.36		0.25		30
Year ended 10/31/16	20.12	0.11	0.34		0.45	(0.16)	(2.28)	(2.44)	18.13	3.24		35,654	1.36		1.37		0.63		28
Class S
Six months ended 04/30/21	16.00	0.06	4.46		4.52	(0.11)	(0.32)	(0.43)	20.09	28.67		20,741	0.94	(d)	0.94	(d)	0.69	(d)	23
Year ended 10/31/20	17.80	0.13	1.02		1.15	(0.15)	(2.80)	(2.95)	16.00	6.82		16,783	0.97		0.97		0.80		45
Year ended 10/31/19	17.53	0.14	1.87	(e)	2.01	(0.09)	(1.65)	(1.74)	17.80	13.09	(e)	16,906	0.97		0.97		0.84		82
Year ended 10/31/18	18.76	0.08	(0.04)		0.04	(0.12)	(1.15)	(1.27)	17.53	0.07		17,317	0.97		0.98		0.45		46
Year ended 10/31/17	18.32	0.11	2.28		2.39	(0.18)	(1.77)	(1.95)	18.76	13.94		19,028	1.00		1.01		0.60		30
Year ended 10/31/16	20.32	0.18	0.34		0.52	(0.24)	(2.28)	(2.52)	18.32	3.63		18,364	1.01		1.02		0.98		28
Class Y
Six months ended 04/30/21	16.09	0.08	4.47		4.55	(0.14)	(0.32)	(0.46)	20.18	28.69		106,479	0.79	(d)	0.79	(d)	0.84	(d)	23
Year ended 10/31/20	17.88	0.15	1.04		1.19	(0.18)	(2.80)	(2.98)	16.09	7.03		81,404	0.82		0.82		0.95		45
Year ended 10/31/19	17.61	0.17	1.87	(e)	2.04	(0.12)	(1.65)	(1.77)	17.88	13.24	(e)	93,143	0.82		0.82		0.99		82
Year ended 10/31/18	18.84	0.11	(0.04)		0.07	(0.15)	(1.15)	(1.30)	17.61	0.23		101,885	0.82		0.83		0.60		46
Year ended 10/31/17	18.39	0.14	2.29		2.43	(0.21)	(1.77)	(1.98)	18.84	14.13		129,285	0.85		0.86		0.75		30
Year ended 10/31/16	20.40	0.20	0.34		0.54	(0.27)	(2.28)	(2.55)	18.39	3.76		102,182	0.86		0.87		1.13		28
Class R5
Six months ended 04/30/21	16.98	0.08	4.73		4.81	(0.15)	(0.32)	(0.47)	21.32	28.72		8,431	0.75	(d)	0.75	(d)	0.88	(d)	23
Year ended 10/31/20	18.71	0.17	1.09		1.26	(0.19)	(2.80)	(2.99)	16.98	7.11		7,511	0.76		0.76		1.01		45
Year ended 10/31/19	18.34	0.19	1.96	(e)	2.15	(0.13)	(1.65)	(1.78)	18.71	13.34	(e)	9,163	0.75		0.75		1.06		82
Year ended 10/31/18	19.58	0.13	(0.06)		0.07	(0.16)	(1.15)	(1.31)	18.34	0.25		12,018	0.76		0.77		0.66		46
Year ended 10/31/17	19.05	0.16	2.38		2.54	(0.24)	(1.77)	(2.01)	19.58	14.19		29,835	0.77		0.78		0.83		30
Year ended 10/31/16	21.03	0.23	0.36		0.59	(0.29)	(2.28)	(2.57)	19.05	3.92		38,682	0.75		0.76		1.24		28
Class R6
Six months ended 04/30/21	16.97	0.09	4.72		4.81	(0.16)	(0.32)	(0.48)	21.30	28.76		19,433	0.68	(d)	0.68	(d)	0.95	(d)	23
Year ended 10/31/20	18.70	0.18	1.09		1.27	(0.20)	(2.80)	(3.00)	16.97	7.19		16,553	0.69		0.69		1.08		45
Year ended 10/31/19	18.34	0.20	1.95	(e)	2.15	(0.14)	(1.65)	(1.79)	18.70	13.38	(e)	19,030	0.69		0.69		1.12		82
Year ended 10/31/18	19.58	0.14	(0.05)		0.09	(0.18)	(1.15)	(1.33)	18.34	0.34		20,404	0.69		0.70		0.73		46
Year ended 10/31/17	19.05	0.17	2.38		2.55	(0.25)	(1.77)	(2.02)	19.58	14.27		18,290	0.69		0.70		0.91		30
Year ended 10/31/16	21.04	0.24	0.36		0.60	(0.31)	(2.28)	(2.59)	19.05	3.99		2,948	0.68		0.69		1.31		28

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $3,180,651, $28,210, $18,333, $18,933, $95,628, $8,196 and $18,390 for Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares, respectively.

(e)

Includes litigation proceeds received during the year ended October 31, 2019. Had these litigation proceeds not been received, Net gains (losses) on securities (both realized and unrealized) per share would have been $1.81, $1.68, $1.80, $1.82, $1.82, $1.91 and $1.90 for Class A, Class C, Class R, Class S, Class Y, Class R5, and Class R6 shares, respectively. Total returns would have been lower.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                      Invesco Charter Fund

Notes to Financial Statements

April 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Charter Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

    The Fund’s investment objective is long-term growth of capital.

    The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares would occur at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

    A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

    Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

    Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

    Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

    Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

    The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

    Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

12                      Invesco Charter Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

    The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

    Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

    The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

    The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

    The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

13                      Invesco Charter Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

    The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

    The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

    A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

    The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.695%
Next $4.05 billion	0.615%
Next $3.9 billion	0.570%
Next $1.8 billion	0.545%
Over $10 billion	0.520%

    For the six months ended April 30, 2021, the effective advisory fee rate incurred by the Fund was 0.62%.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

    The Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.90%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

    Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

    For the six months ended April 30, 2021, the Adviser waived advisory fees of $5,455.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

    The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of Class A, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers

14                      Invesco Charter Fund

who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

    Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2021, IDI advised the Fund that IDI retained $65,325 in front-end sales commissions from the sale of Class A shares and $49 and $590 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    For the six months ended April 30, 2021, the Fund incurred $3,648 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of April 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,616,140,744	$17,113,934	$-	$3,633,254,678
Money Market Funds	19,327,377	10,093,631	-	29,421,008
Total Investments	$3,635,468,121	$27,207,565	$-	$3,662,675,686

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2021, the Fund engaged in securities purchases of $6,454,680.

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $5,972.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

15                      Invesco Charter Fund

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have a capital loss carryforward as of October 31, 2020.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2021 was $765,386,648 and $934,472,643, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$1,268,526,023

Aggregate unrealized (depreciation) of investments	(15,107,439)

Net unrealized appreciation of investments	$1,253,418,584

    Cost of investments for tax purposes is $2,409,257,102.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended April 30, 2021(a)		Year ended October 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	1,432,214	$26,113,754	3,107,192	$47,322,592

Class C	108,374	1,787,411	304,664	4,281,049

Class R	72,267	1,319,950	192,788	2,930,606

Class S	16,121	292,666	22,585	345,715

Class Y	612,028	11,183,267	1,084,206	16,900,822

Class R5	12,475	238,587	36,159	590,973

Class R6	74,129	1,430,205	181,726	3,080,832

Issued as reinvestment of dividends:
Class A	3,859,089	67,186,741	28,971,318	454,270,256

Class C	39,494	629,924	446,613	6,440,158

Class R	21,961	378,832	199,471	3,099,775

Class S	24,720	430,133	177,279	2,779,734

Class Y	116,651	2,037,894	810,898	12,763,540

Class R5	10,946	202,069	83,399	1,384,421

Class R6	23,073	425,471	160,751	2,665,259

Automatic conversion of Class C shares to Class A shares:
Class A	516,043	9,097,072	397,132	6,122,635

Class C	(563,418)	(9,097,072)	(433,189)	(6,122,635)

Reacquired:
Class A	(10,357,083)	(188,270,284)	(25,466,699)	(397,100,635)

Class C	(202,525)	(3,323,387)	(681,362)	(9,689,315)

Class R	(140,584)	(2,525,066)	(471,566)	(7,354,476)

Class S	(56,912)	(1,018,212)	(101,016)	(1,616,945)

Class Y	(512,294)	(9,380,249)	(2,044,528)	(31,410,387)

Class R5	(70,382)	(1,357,097)	(166,775)	(2,837,390)

Class R6	(160,383)	(3,100,355)	(384,400)	(6,105,210)

Net increase (decrease) in share activity	(5,123,996)	$(95,317,746)	6,426,646	$102,741,374

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 26% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16                      Invesco Charter Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value (11/01/20)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/21)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,285.70	$5.89	$1,019.64	$5.21	1.04%
Class C	1,000.00	1,281.10	10.12	1,015.92	8.95	1.79
Class R	1,000.00	1,283.70	7.30	1,018.40	6.46	1.29
Class S	1,000.00	1,286.70	5.33	1,020.13	4.71	0.94
Class Y	1,000.00	1,286.90	4.48	1,020.88	3.96	0.79
Class R5	1,000.00	1,287.20	4.25	1,021.08	3.76	0.75
Class R6	1,000.00	1,287.60	3.86	1,021.42	3.41	0.68

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2020 through April 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                      Invesco Charter Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01424 and 002-25469                                             Invesco Distributors, Inc.                                              CHT-SAR-1

Semiannual Report to Shareholders	April 30, 2021

Invesco Diversified Dividend Fund
Nasdaq:
A: LCEAX ∎ C: LCEVX ∎ R: DDFRX ∎ Y: LCEYX ∎ Investor: LCEIX ∎ R5: DDFIX ∎ R6: LCEFX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/20 to 4/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	28.39%

Class C Shares	27.89

Class R Shares	28.18

Class Y Shares	28.51

Investor Class Shares	28.38

Class R5 Shares	28.58

Class R6 Shares	28.56

S&P 500 Index▼ (Broad Market Index)	28.85

Russell 1000 Value Index▼ (Style-Specific Index)	36.30

Lipper Large-Cap Value Funds Index∎ (Peer Group Index)	37.01

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their in-sights about market and economic news and trends.

2	Invesco Diversified Dividend Fund

Average Annual Total Returns
As of 4/30/21, including maximum applicable sales charges
Class A Shares

Inception (12/31/01)	7.69%

10 Years	9.26

5 Years	7.30

1 Year	29.05

Class C Shares

Inception (12/31/01)	7.71%

10 Years	9.22

5 Years	7.71

1 Year	34.56

Class R Shares

Inception (10/25/05)	8.20%

10 Years	9.60

5 Years	8.25

1 Year	36.24

Class Y Shares

Inception (10/3/08)	10.16%

10 Years	10.14

5 Years	8.79

1 Year	36.96

Investor Class Shares

Inception (7/15/05)	8.15%

10 Years	9.92

5 Years	8.58

1 Year	36.72

Class R5 Shares

Inception (10/25/05)	8.81%

10 Years	10.22

5 Years	8.86

1 Year	37.00

Class R6 Shares

10 Years	10.25%

5 Years	8.95

1 Year	37.12

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class,

Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Diversified Dividend Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Diversified Dividend Fund

Schedule of Investments(a)

April 30, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.33%
Aerospace & Defense–1.47%
General Dynamics Corp.	572,601	$ 108,925,888
Raytheon Technologies Corp.	1,637,655	136,318,402
		245,244,290

Agricultural & Farm Machinery–0.99%
Deere & Co.	442,542	164,116,701

Air Freight & Logistics–1.02%
United Parcel Service, Inc., Class B	828,638	168,926,144

Apparel Retail–1.55%
TJX Cos., Inc. (The)	3,638,076	258,303,396

Apparel, Accessories & Luxury Goods–0.62%
Columbia Sportswear Co.	944,414	102,950,570

Brewers–3.77%
Anheuser-Busch InBev S.A./N.V. (Belgium)	3,574,231	253,452,863
Heineken N.V. (Netherlands)	3,222,007	373,527,269
		626,980,132

Cable & Satellite–2.32%
Comcast Corp., Class A	6,862,837	385,348,297

Construction Machinery & Heavy Trucks–0.92%
Cummins, Inc.	608,075	153,259,223

Consumer Finance–1.48%
American Express Co.	1,605,393	246,187,017

Data Processing & Outsourced Services–2.69%
Automatic Data Processing, Inc.	1,263,058	236,179,215
Fidelity National Information Services, Inc.	1,381,390	211,214,531
		447,393,746

Diversified Banks–2.36%
Bank of America Corp.	9,677,321	392,221,820
Diversified Chemicals–1.04%
BASF SE (Germany)	2,150,160	173,408,607

Electric Utilities–6.32%
American Electric Power Co., Inc.	1,845,870	163,747,128
Duke Energy Corp.	1,993,424	200,717,863
Entergy Corp.	4,329,577	473,179,470
Exelon Corp.	4,747,276	213,342,583
		1,050,987,044

Electrical Components & Equipment–2.30%
ABB Ltd. (Switzerland)	7,910,394	256,792,740
Emerson Electric Co.	1,388,292	125,626,543
		382,419,283

Fertilizers & Agricultural Chemicals–0.53%
Nutrien Ltd. (Canada)	1,590,348	87,788,400

	Shares	Value
Food Distributors–0.73%
Sysco Corp.	1,437,428	$ 121,793,274

General Merchandise Stores–1.99%
Target Corp.	1,593,673	330,304,666

Health Care Equipment–1.74%
Medtronic PLC	2,208,891	289,188,010

Household Products–2.28%
Procter & Gamble Co. (The)	2,846,226	379,743,473
Industrial Conglomerates–2.25% 3M Co.	1,262,766	248,941,689
Siemens AG (Germany)	746,854	124,648,538
		373,590,227

Industrial Machinery–3.05%
Flowserve Corp.	6,520,915	258,489,071
Pentair PLC	2,813,744	181,514,625
Stanley Black & Decker, Inc.	329,725	68,177,238
		508,180,934

Integrated Oil & Gas–2.63%
Suncor Energy, Inc. (Canada)	5,178,071	110,752,542
TOTAL SE (France)(b)	7,388,270	327,100,040
		437,852,582

Integrated Telecommunication Services–2.81%
AT&T, Inc.	8,766,369	275,351,650
Deutsche Telekom AG (Germany)	10,000,459	192,617,506
		467,969,156

Investment Banking & Brokerage–0.89%
Charles Schwab Corp. (The)	2,097,202	147,643,021

IT Consulting & Other Services–1.49%
International Business Machines Corp.	1,742,088	247,167,445

Motorcycle Manufacturers–1.52%
Harley-Davidson, Inc.	5,236,099	253,270,109

Movies & Entertainment–1.08%
Walt Disney Co. (The)(c)	964,748	179,462,423

Multi-line Insurance–2.79%
Hartford Financial Services Group, Inc. (The)	7,026,285	463,453,759

Multi-Utilities–4.82%
Consolidated Edison, Inc.	1,655,171	128,126,787
Dominion Energy, Inc.	5,298,582	423,356,702
Sempra Energy	1,815,244	249,723,117
		801,206,606

Oil & Gas Equipment & Services–0.41%
Baker Hughes Co., Class A	3,421,008	68,693,841

Oil & Gas Exploration & Production–1.63%
ConocoPhillips	5,287,455	270,400,449

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Diversified Dividend Fund

	Shares	Value
Packaged Foods & Meats–8.60%
Campbell Soup Co.	6,385,817	$ 304,922,762
General Mills, Inc.	6,239,219	379,718,868
Kraft Heinz Co. (The)	5,532,724	228,446,174
Mondelez International, Inc., Class A	4,186,415	254,575,896
Nestle S.A. (Switzerland)	2,199,771	262,251,308
		1,429,915,008

Paper Packaging–2.96%
Avery Dennison Corp.	632,582	135,480,087
International Paper Co.	3,617,250	209,800,500
Sonoco Products Co.	2,244,186	146,904,415
		492,185,002

Personal Products–1.27%
L’Oreal S.A. (France)	514,092	211,132,580

Pharmaceuticals–6.56%
Bayer AG (Germany)	2,100,036	135,848,746
Bristol-Myers Squibb Co.	2,855,459	178,237,751
Eli Lilly and Co.	1,355,546	247,753,142
Johnson & Johnson	1,790,662	291,394,427
Merck & Co., Inc.	3,189,825	237,641,963
		1,090,876,029

Property & Casualty Insurance–1.97%
Travelers Cos., Inc. (The)	2,120,063	327,888,944
Regional Banks–8.90%
Comerica, Inc.	3,666,679	275,587,594
Cullen/Frost Bankers, Inc.	1,540,020	184,894,801
Fifth Third Bancorp	4,733,914	191,912,873
M&T Bank Corp.	2,238,958	353,061,287
PNC Financial Services Group, Inc. (The)	967,585	180,890,015
Zions Bancorporation N.A.	5,281,577	294,711,997
		1,481,058,567

Restaurants–0.34%
Darden Restaurants, Inc.	382,596	56,134,485

Semiconductors–0.99%
Broadcom, Inc.	359,636	164,065,943

Investment Abbreviations:

REIT – Real Estate Investment Trust

	Shares	Value
Soft Drinks–1.96%
Coca-Cola Co. (The)	6,029,211	$ 325,456,810

Specialized REITs–1.20%
Weyerhaeuser Co.	5,147,312	199,561,286

Specialty Chemicals–1.09%
DuPont de Nemours, Inc.	2,362,434	182,167,286
Total Common Stocks & Other Equity Interests (Cost $10,569,557,477)		16,185,896,585

Money Market Funds–2.68%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	160,617,274	160,617,274
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	110,350,551	110,394,692
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	174,193,655	174,193,655
Total Money Market Funds (Cost $445,195,214)		445,205,621
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $11,014,752,691)		16,631,102,206

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.72%
Invesco Private Government Fund, 0.01%(d)(e)(f)	48,133,800	48,133,800
Invesco Private Prime Fund, 0.11%(d)(e)(f)	72,171,832	72,200,701
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $120,334,501)		120,334,501
TOTAL INVESTMENTS IN SECURITIES–100.73% (Cost $11,135,087,192)		16,751,436,707
OTHER ASSETS LESS LIABILITIES–(0.73)%		(120,699,137)
NET ASSETS–100.00%		$16,630,737,570

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Diversified Dividend Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2021.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$135,656,121	$401,038,530	$(376,077,377)	$-	$-	$160,617,274	$ 19,158
Invesco Liquid Assets Portfolio, Institutional Class	92,565,398	286,456,093	(268,626,696)	(23,644)	23,541	110,394,692	23,175
Invesco Treasury Portfolio, Institutional Class	145,666,623	458,329,749	(429,802,717)	-	-	174,193,655	8,419
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,232	389,854,409	(341,726,841)	-	-	48,133,800	3,633*
Invesco Private Prime Fund	9,410	581,107,779	(508,937,790)	-	21,302	72,200,701	37,491*
Investments in Other Affiliates:
Flowserve Corp.**	201,897,667	1,494,017	(16,013,917)	75,670,601	(4,559,297)	258,489,071	2,643,057
Total	$575,801,451	$2,118,280,577	$(1,941,185,338)	$75,646,957	$(4,514,454)	$824,029,193	$2,734,933

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

**	As of April 30, 2021, this security was not considered as an affiliate of the Fund.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2021

Consumer Staples	18.61%
Financials	18.39
Industrials	12.00
Utilities	11.14
Health Care	8.30
Communication Services	6.21
Consumer Discretionary	6.02
Materials	5.63
Information Technology	5.16
Energy	4.67
Real Estate	1.20
Money Market Funds Plus Other Assets Less Liabilities	2.67

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Diversified Dividend Fund

Statement of Assets and Liabilities

April 30, 2021

(Unaudited)

Assets:

Investments in securities, at value (Cost $10,569,557,477)*	$16,185,896,585
Investments in affiliated money market funds, at value (Cost $565,529,715)	565,540,122
Foreign currencies, at value (Cost $15,477,944)	15,414,523
Receivable for:
Fund shares sold	26,048,582
Dividends	35,256,701
Investment for trustee deferred compensation and retirement plans	866,506
Other assets	147,683
Total assets	16,829,170,702

Liabilities:
Payable for:
Fund shares reacquired	63,964,195
Amount due custodian	5,302,865
Collateral upon return of securities loaned	120,334,501
Accrued fees to affiliates	5,863,230
Accrued trustees’ and officers’ fees and benefits	1,342
Accrued other operating expenses	1,864,541
Trustee deferred compensation and retirement plans	1,102,458
Total liabilities	198,433,132
Net assets applicable to shares outstanding	$16,630,737,570

Net assets consist of:
Shares of beneficial interest	$10,398,167,778
Distributable earnings	6,232,569,792
$16,630,737,570

Net Assets:

Class A	$4,338,360,194
Class C	$302,070,316
Class R	$205,358,385
Class Y	$1,798,557,190
Investor Class	$1,772,762,472
Class R5	$3,607,970,368
Class R6	$4,605,658,645

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	194,554,937
Class C	13,734,544
Class R	9,176,306
Class Y	80,566,946
Investor Class	79,522,435
Class R5	161,799,013
Class R6	206,521,997
Class A:
Net asset value per share	$22.30
Maximum offering price per share (Net asset value of $22.30 ÷ 94.50%)	$23.60
Class C:
Net asset value and offering price per share	$21.99
Class R:
Net asset value and offering price per share	$22.38
Class Y:
Net asset value and offering price per share	$22.32
Investor Class:
Net asset value and offering price per share	$22.29
Class R5:
Net asset value and offering price per share	$22.30
Class R6:
Net asset value and offering price per share	$22.30

*	At April 30, 2021, a security with a value of $112,895,862 was on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Diversified Dividend Fund

Statement of Operations

For the six months ended April 30, 2021

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $7,653,637)	$218,540,921

Dividends from affiliates (includes securities lending income of $1,290,663)	3,984,472

Total investment income	222,525,393

Expenses:
Advisory fees	31,279,670

Administrative services fees	1,089,607

Custodian fees	230,923

Distribution fees:
Class A	5,043,790

Class C	1,531,502

Class R	485,439

Investor Class	1,175,567

Transfer agent fees — A, C, R, Y and Investor	5,854,407

Transfer agent fees — R5	1,740,612

Transfer agent fees — R6	133,359

Trustees’ and officers’ fees and benefits	165,173

Registration and filing fees	117,198

Reports to shareholders	540,649

Professional services fees	81,385

Other	345,544

Total expenses	49,814,825

Less: Fees waived and/or expense offset arrangement(s)	(162,520)

Net expenses	49,652,305

Net investment income	172,873,088

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	615,786,547

Affiliated investment securities	(4,514,454)

Foreign currencies	7,867,814

Forward foreign currency contracts	(17,324,781)

601,815,126

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	3,084,132,797

Affiliated investment securities	75,646,957

Foreign currencies	(527,465)

Forward foreign currency contracts	(8,662,765)

3,150,589,524

Net realized and unrealized gain	3,752,404,650

Net increase in net assets resulting from operations	$3,925,277,738

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Diversified Dividend Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	April 30, 2021	October 31, 2020

Operations:
Net investment income	$172,873,088	$411,664,161

Net realized gain	601,815,126	227,844,209

Change in net unrealized appreciation (depreciation)	3,150,589,524	(2,156,827,682)

Net increase (decrease) in net assets resulting from operations	3,925,277,738	(1,517,319,312)

Distributions to shareholders from distributable earnings:
Class A	(102,522,974)	(238,457,075)

Class C	(7,149,652)	(19,083,903)

Class R	(4,746,662)	(11,330,789)

Class Y	(47,193,848)	(126,994,138)

Investor Class	(43,259,677)	(90,897,565)

Class R5	(94,417,671)	(201,408,557)

Class R6	(122,697,603)	(278,868,056)

Total distributions from distributable earnings	(421,988,087)	(967,040,083)

Share transactions–net:
Class A	(153,018,765)	(823,664,196)

Class C	(67,549,573)	(89,454,072)

Class R	(17,181,716)	(45,872,466)

Class Y	(179,099,402)	(626,788,947)

Investor Class	(85,262,589)	(90,696,857)

Class R5	(266,265,599)	(311,167,173)

Class R6	(395,246,697)	(415,240,194)

Net increase (decrease) in net assets resulting from share transactions	(1,163,624,341)	(2,402,883,905)

Net increase (decrease) in net assets	2,339,665,310	(4,887,243,300)

Net assets:
Beginning of period	14,291,072,260	19,178,315,560

End of period	$16,630,737,570	$14,291,072,260

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Diversified Dividend Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
												expenses		expenses
			Net gains									to average		to average net
			(losses)									net assets		assets without		Ratio of net
	Net asset		on securities		Dividends	Distributions						with fee waivers		fee waivers		investment
	value,	Net	(both	Total from	from net	from net		Net asset			Net assets,	and/or		and/or		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total		end of period	expenses		expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return (b)		(000’s omitted)	absorbed		absorbed		net assets		turnover (c)
Class A
Six months ended 04/30/21	$17.82	$0.20	$4.79	$4.99	$(0.21)	$(0.30)	$(0.51)	$22.30	28.39%		$4,338,360	0.83	%(d)	0.83	%(d)	1.97	%(d)	10%
Year ended 10/31/20	20.50	0.43	(2.07)	(1.64)	(0.46)	(0.58)	(1.04)	17.82	(8.28)		3,599,794	0.83		0.83		2.30		8
Year ended 10/31/19	19.55	0.47	1.89	2.36	(0.51)	(0.90)	(1.41)	20.50	12.94		4,995,726	0.81		0.82		2.45		5
Year ended 10/31/18	20.18	0.44	(0.49)	(0.05)	(0.43)	(0.15)	(0.58)	19.55	(0.28)		4,979,893	0.79		0.80		2.17		10
Year ended 10/31/17	18.83	0.37	1.79	2.16	(0.34)	(0.47)	(0.81)	20.18	11.65		6,029,664	0.80		0.82		1.85		8
Year ended 10/31/16	18.78	0.33	0.76	1.09	(0.31)	(0.73)	(1.04)	18.83	6.27		5,985,548	0.80		0.82		1.79		11
Class C
Six months ended 04/30/21	17.58	0.12	4.73	4.85	(0.14)	(0.30)	(0.44)	21.99	27.89		302,070	1.58	(d)	1.58	(d)	1.22	(d)	10
Year ended 10/31/20	20.22	0.29	(2.04)	(1.75)	(0.31)	(0.58)	(0.89)	17.58	(8.96)		300,883	1.58		1.58		1.55		8
Year ended 10/31/19	19.30	0.32	1.86	2.18	(0.36)	(0.90)	(1.26)	20.22	12.08		449,838	1.56		1.57		1.70		5
Year ended 10/31/18	19.92	0.28	(0.47)	(0.19)	(0.28)	(0.15)	(0.43)	19.30	(1.01)		634,394	1.54		1.55		1.42		10
Year ended 10/31/17	18.59	0.21	1.77	1.98	(0.18)	(0.47)	(0.65)	19.92	10.84		840,125	1.55		1.57		1.10		8
Year ended 10/31/16	18.56	0.19	0.74	0.93	(0.17)	(0.73)	(0.90)	18.59	5.41		778,829	1.55		1.57		1.04		11
Class R
Six months ended 04/30/21	17.89	0.18	4.80	4.98	(0.19)	(0.30)	(0.49)	22.38	28.18		205,358	1.08	(d)	1.08	(d)	1.72	(d)	10
Year ended 10/31/20	20.57	0.38	(2.07)	(1.69)	(0.41)	(0.58)	(0.99)	17.89	(8.48)		179,293	1.08		1.08		2.05		8
Year ended 10/31/19	19.61	0.43	1.89	2.32	(0.46)	(0.90)	(1.36)	20.57	12.69		255,482	1.06		1.07		2.20		5
Year ended 10/31/18	20.24	0.39	(0.49)	(0.10)	(0.38)	(0.15)	(0.53)	19.61	(0.52)		306,070	1.04		1.05		1.92		10
Year ended 10/31/17	18.88	0.32	1.80	2.12	(0.29)	(0.47)	(0.76)	20.24	11.40		358,418	1.05		1.07		1.60		8
Year ended 10/31/16	18.84	0.28	0.75	1.03	(0.26)	(0.73)	(0.99)	18.88	5.93		237,638	1.05		1.07		1.54		11
Class Y
Six months ended 04/30/21	17.84	0.23	4.79	5.02	(0.24)	(0.30)	(0.54)	22.32	28.51		1,798,557	0.58	(d)	0.58	(d)	2.22	(d)	10
Year ended 10/31/20	20.53	0.48	(2.08)	(1.60)	(0.51)	(0.58)	(1.09)	17.84	(8.07)		1,589,496	0.58		0.58		2.55		8
Year ended 10/31/19	19.57	0.52	1.90	2.42	(0.56)	(0.90)	(1.46)	20.53	13.27		2,547,134	0.56		0.57		2.70		5
Year ended 10/31/18	20.20	0.49	(0.49)	0.00	(0.48)	(0.15)	(0.63)	19.57	(0.03)		2,844,688	0.54		0.55		2.42		10
Year ended 10/31/17	18.85	0.42	1.79	2.21	(0.39)	(0.47)	(0.86)	20.20	11.93		4,278,325	0.55		0.57		2.10		8
Year ended 10/31/16	18.80	0.38	0.75	1.13	(0.35)	(0.73)	(1.08)	18.85	6.53		3,670,662	0.55		0.57		2.04		11
Investor Class
Six months ended 04/30/21	17.82	0.21	4.78	4.99	(0.22)	(0.30)	(0.52)	22.29	28.38		1,772,762	0.72	(d)(e)	0.72	(d)(e)	2.08	(d)(e)	10
Year ended 10/31/20	20.49	0.44	(2.06)	(1.62)	(0.47)	(0.58)	(1.05)	17.82	(8.17	)(e)	1,489,011	0.77	(e)	0.77	(e)	2.36	(e)	8
Year ended 10/31/19	19.54	0.49	1.88	2.37	(0.52)	(0.90)	(1.42)	20.49	13.00	(e)	1,817,251	0.74	(e)	0.75	(e)	2.52	(e)	5
Year ended 10/31/18	20.16	0.45	(0.48)	(0.03)	(0.44)	(0.15)	(0.59)	19.54	(0.19	)(e)	1,815,421	0.74	(e)	0.75	(e)	2.22	(e)	10
Year ended 10/31/17	18.81	0.37	1.79	2.16	(0.34)	(0.47)	(0.81)	20.16	11.69	(e)	2,113,750	0.75	(e)	0.77	(e)	1.90	(e)	8
Year ended 10/31/16	18.77	0.33	0.76	1.09	(0.32)	(0.73)	(1.05)	18.81	6.29	(e)	2,114,404	0.76	(e)	0.78	(e)	1.83	(e)	11
Class R5
Six months ended 04/30/21	17.82	0.23	4.80	5.03	(0.25)	(0.30)	(0.55)	22.30	28.58		3,607,970	0.53	(d)	0.53	(d)	2.27	(d)	10
Year ended 10/31/20	20.50	0.49	(2.07)	(1.58)	(0.52)	(0.58)	(1.10)	17.82	(7.98)		3,107,721	0.52		0.52		2.61		8
Year ended 10/31/19	19.55	0.54	1.88	2.42	(0.57)	(0.90)	(1.47)	20.50	13.29		3,915,168	0.50		0.51		2.76		5
Year ended 10/31/18	20.18	0.50	(0.49)	0.01	(0.49)	(0.15)	(0.64)	19.55	0.02		3,715,586	0.50		0.51		2.46		10
Year ended 10/31/17	18.83	0.43	1.79	2.22	(0.40)	(0.47)	(0.87)	20.18	11.99		3,845,848	0.49		0.51		2.16		8
Year ended 10/31/16	18.78	0.39	0.76	1.15	(0.37)	(0.73)	(1.10)	18.83	6.59		3,410,571	0.50		0.52		2.09		11
Class R6
Six months ended 04/30/21	17.83	0.24	4.78	5.02	(0.25)	(0.30)	(0.55)	22.30	28.56		4,605,659	0.44	(d)	0.44	(d)	2.36	(d)	10
Year ended 10/31/20	20.51	0.50	(2.07)	(1.57)	(0.53)	(0.58)	(1.11)	17.83	(7.88)		4,024,875	0.43		0.43		2.70		8
Year ended 10/31/19	19.55	0.55	1.90	2.45	(0.59)	(0.90)	(1.49)	20.51	13.44		5,197,717	0.41		0.42		2.85		5
Year ended 10/31/18	20.19	0.51	(0.49)	0.02	(0.51)	(0.15)	(0.66)	19.55	0.07		5,905,494	0.40		0.41		2.56		10
Year ended 10/31/17	18.83	0.45	1.79	2.24	(0.41)	(0.47)	(0.88)	20.19	12.15		6,344,022	0.39		0.41		2.26		8
Year ended 10/31/16	18.79	0.41	0.74	1.15	(0.38)	(0.73)	(1.11)	18.83	6.63		2,620,298	0.40		0.42		2.19		11

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $4,068,472, $308,839, $195,785, $1,768,527, $1,683,280, $3,509,983 and $4,480,197 for Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.

(e)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.14%, 0.19%, 0.18%, 0.20%, 0.20% and 0.21% for the six months ended April 30, 2021 and for the years ended October 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Diversified Dividend Fund

Notes to Financial Statements

April 30, 2021

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Diversified Dividend Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital and, secondarily, current income.

The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

12	Invesco Diversified Dividend Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes –The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

13	Invesco Diversified Dividend Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 350 million	0.600%

Next $350 million	0.550%

Next $1.3 billion	0.500%

Next $2 billion	0.450%

Next $2 billion	0.400%

Next $2 billion	0.375%

Over $8 billion	0.350%

For the six months ended April 30, 2021, the effective advisory fee rate incurred by the Fund was 0.39%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2021, the Adviser waived advisory fees of $157,833.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The

14	Invesco Diversified Dividend Fund

Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six monthsended April 30, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2021, IDI advised the Fund that IDI retained $234,457 in front-end sales commissions from the sale of Class A shares and $7,766 and $4,968 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2021, the Fund incurred $6,319 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	-	Prices are determined using quoted prices in an active market for identical assets.
Level 2	-	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	-	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$13,875,116,388	$2,310,780,197	$—	$16,185,896,585

Money Market Funds	445,205,621	120,334,501	—	565,540,122

Total Investments	$14,320,322,009	$2,431,114,698	$—	$16,751,436,707

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended April 30, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Currency
Risk
Realized Gain (Loss): Forward foreign currency contracts	$(17,324,781)

Change in Net Unrealized Appreciation (Depreciation): Forward foreign currency contracts	(8,662,765)

Total	$(25,987,546)

The table below summarizes the average notional value of derivatives held during the period.

Forward
Foreign Currency
Contracts
Average notional value	$604,773,149

15	Invesco Diversified Dividend Fund

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $4,687.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2020.

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2021 was $1,600,689,434 and $3,029,444,783, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$5,758,864,771

Aggregate unrealized (depreciation) of investments	(167,438,552)

Net unrealized appreciation of investments	$5,591,426,219

Cost of investments for tax purposes is $11,160,010,488.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended April 30, 2021(a)		Year ended October 31, 2020
	Shares	Amount	Shares	Amount
Sold:
Class A	8,454,418	$173,738,676	25,607,546	$465,244,711
Class C	519,533	10,511,922	2,496,922	45,256,042
Class R	736,395	15,171,356	1,822,137	33,168,559
Class Y	10,099,094	206,113,707	28,615,278	521,499,195
Investor Class	1,307,589	26,654,364	2,489,485	45,952,758
Class R5	11,680,165	237,687,687	21,645,258	392,436,359
Class R6	17,811,571	365,434,161	70,483,352	1,342,738,444

Issued as reinvestment of dividend’s:
Class A	4,691,299	93,983,089	11,551,741	221,324,807
Class C	325,057	6,395,086	892,455	17,063,251
Class R	236,232	4,745,424	589,163	11,328,629
Class Y	1,976,741	39,610,287	5,440,842	103,836,227
Investor Class	1,970,351	39,464,352	4,436,977	84,618,975
Class R5	4,707,516	94,359,283	10,599,545	201,296,518
Class R6	6,049,591	121,282,322	14,614,461	275,773,873

16	Invesco Diversified Dividend Fund

	Summary of Share Activity
	Six months ended April 30, 2021(a)		Year ended October 31, 2020
	Shares	Amount	Shares	Amount
Automatic conversion of Class C shares to Class A shares:
Class A	2,008,566	$40,566,371	1,370,205	$24,950,034
Class C	(2,035,260)	(40,566,371)	(1,388,871)	(24,950,034)

Reacquired:
Class A	(22,561,317)	(461,306,901)	(80,239,126)	(1,535,183,748)
Class C	(2,185,397)	(43,890,210)	(7,133,744)	(126,823,331)
Class R	(1,819,603)	(37,098,496)	(4,808,776)	(90,369,654)
Class Y	(20,589,597)	(424,823,396)	(69,068,270)	(1,252,124,369)
Investor Class	(7,328,778)	(151,381,305)	(12,024,735)	(221,268,590)
Class R5	(28,944,762)	(598,312,569)	(48,828,134)	(904,900,050)
Class R6	(43,136,374)	(881,963,180)	(112,750,641)	(2,033,752,511)
Net increase (decrease) in share activity	(56,026,970)	$(1,163,624,341)	(133,586,930)	$(2,402,883,905)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 48% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17	Invesco Diversified Dividend Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (11/01/20)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/21)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,283.90	$4.70	$1,020.68	$4.16	0.83%
Class C	1,000.00	1,278.90	8.93	1,016.96	7.90	1.58
Class R	1,000.00	1,281.80	6.11	1,019.44	5.41	1.08
Class Y	1,000.00	1,285.10	3.29	1,021.92	2.91	0.58
Investor Class	1,000.00	1,283.80	4.08	1,021.22	3.61	0.72
Class R5	1,000.00	1,285.80	3.00	1,022.17	2.66	0.53
Class R6	1,000.00	1,285.60	2.49	1,022.61	2.21	0.44

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2020 through April 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18	Invesco Diversified Dividend Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01424 and 002-25469	Invesco Distributors, Inc.	DDI-SAR-1

Semiannual Report to Shareholders	April 30, 2021

Invesco Main Street All Cap Fund®

Nasdaq:
A: OMSOX ∎ C: OMSCX ∎ R: OMSNX ∎ Y: OMSYX ∎ R5: MSAZX ∎ R6: IOAPX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/20 to 4/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	30.86%
Class C Shares	30.41
Class R Shares	30.76
Class Y Shares	31.07
Class R5 Shares	31.11
Class R6 Shares	31.16
Russell 3000 Index▼	31.08

Source(s): ▼RIMES Technologies Corp.

The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.
Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Main Street All Cap Fund®

Average Annual Total Returns
As of 4/30/21, including maximum applicable sales charges
Class A Shares
Inception (9/25/00)	8.34%
10 Years	11.44
5 Years	14.26
1 Year	42.33

Class C Shares
Inception (9/25/00)	8.32%
10 Years	11.41
5 Years	14.71
1 Year	48.52

Class R Shares
Inception (3/1/01)	8.59%
10 Years	11.78
5 Years	15.27
1 Year	50.24

Class Y Shares
Inception (9/25/00)	8.98%
10 Years	12.37
5 Years	15.85
1 Year	50.95

Class R5 Shares
10 Years	12.15%
5 Years	15.72
1 Year	51.13

Class R6 Shares
10 Years	12.16%
5 Years	15.74
1 Year	51.10

Effective May 24, 2019, Class A, Class C, Class R and Class Y shares of the Oppenheimer Main Street All Cap Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R and Class Y shares, respectively, of the Invesco Oppenheimer Main Street All Cap Fund®. Note: The Fund was subsequently renamed the Invesco Main Street All Cap Fund® (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R and Class Y shares are those for Class A, Class C, Class R and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures re-

flect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Main Street All Cap Fund®

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

∎  The Report stated, in relevant part, that during the Program Reporting Period:

∎  The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;

∎  The Fund’s investment strategy remained appropriate for an open-end fund;

∎  The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

∎  The Fund did not breach the 15% limit on Illiquid Investments; and The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Main Street All Cap Fund®

Schedule of Investments(a)

April 30, 2021

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.76%
Aerospace & Defense–2.44%
Boeing Co. (The)(b)	50,578	$11,850,931

Lockheed Martin Corp.	25,906	9,858,787

Raytheon Technologies Corp.	141,510	11,779,293

		33,489,011

Air Freight & Logistics–1.45%
United Parcel Service, Inc., Class B	97,714	19,919,976

Apparel Retail–1.35%
Ross Stores, Inc.	141,357	18,509,286

Application Software–2.44%
Olo, Inc., Class A(b)	35,395	1,021,500

Q2 Holdings, Inc.(b)	71,330	7,419,746

Workday, Inc., Class A(b)	101,241	25,006,527

		33,447,773

Automobile Manufacturers–1.25%
General Motors Co.(b)	300,683	17,205,081

Automotive Retail–1.19%
CarMax, Inc.(b)	122,525	16,325,231

Biotechnology–0.49%
Seagen, Inc.(b)	46,896	6,741,769

Communications Equipment–0.41%
Motorola Solutions, Inc.	30,125	5,672,537

Construction Machinery & Heavy Trucks–0.86%
Caterpillar, Inc.	51,545	11,757,930

Construction Materials–0.55%
Vulcan Materials Co.	42,378	7,553,455

Consumer Finance–1.27%
Capital One Financial Corp.	117,240	17,478,139

Data Processing & Outsourced Services–3.33%
Fiserv, Inc.(b)	125,755	15,105,690

Mastercard, Inc., Class A	79,977	30,556,013

		45,661,703

Distillers & Vintners–1.31%
Constellation Brands, Inc., Class A	74,534	17,912,011

Diversified Banks–4.25%
JPMorgan Chase & Co.	378,813	58,265,228

Diversified Chemicals–0.92%
Eastman Chemical Co.	108,924	12,568,740

Electric Utilities–2.07%
Duke Energy Corp.	168,601	16,976,434

FirstEnergy Corp.	302,241	11,460,979

		28,437,413

Financial Exchanges & Data–1.39%
Intercontinental Exchange, Inc.	161,880	19,054,895

	Shares	Value

Food Distributors–1.15%
Sysco Corp.	186,976	$15,842,476

Footwear–0.56%
NIKE, Inc., Class B	58,111	7,706,681

Gas Utilities–0.29%
Suburban Propane Partners L.P.	262,259	3,986,337

Health Care Equipment–2.21%
Boston Scientific Corp.(b)	270,800	11,806,880

DexCom, Inc.(b)	17,417	6,724,704

Zimmer Biomet Holdings, Inc.	66,822	11,838,185

		30,369,769

Health Care Facilities–0.82%
HCA Healthcare, Inc.	55,733	11,205,677

Health Care Services–1.37%
Guardant Health, Inc.(b)	39,574	6,291,474

LHC Group, Inc.(b)	60,180	12,533,689

		18,825,163

Home Improvement Retail–1.60%
Home Depot, Inc. (The)	67,700	21,912,459

Homebuilding–0.98%
D.R. Horton, Inc.	136,117	13,378,940

Hotels, Resorts & Cruise Lines–0.57%
Airbnb, Inc., Class A(b)	44,909	7,756,234

Household Products–0.95%
Procter & Gamble Co. (The)	98,178	13,098,909

Human Resource & Employment Services–1.02%
Korn Ferry	205,521	13,952,821

Industrial Machinery–1.31%
Stanley Black & Decker, Inc.	86,911	17,970,587

Industrial REITs–1.71%
Prologis, Inc.	201,835	23,519,833

Insurance Brokers–1.22%
Arthur J. Gallagher & Co.	115,245	16,704,763

Integrated Oil & Gas–1.83%
Chevron Corp.	244,290	25,178,970

Integrated Telecommunication Services–1.78%
Verizon Communications, Inc.	423,356	24,465,743

Interactive Home Entertainment–1.79%
Zynga, Inc., Class A(b)	2,270,575	24,567,621

Interactive Media & Services–11.77%
Alphabet, Inc., Class A(b)	35,300	83,078,550

Bumble, Inc., Class A(b)	53,261	3,208,443

Facebook, Inc., Class A(b)	146,891	47,751,326

Snap, Inc., Class A(b)	444,568	27,483,194

		161,521,513

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Main Street All Cap Fund®

	Shares	Value

Internet & Direct Marketing Retail– 4.36%
Amazon.com, Inc.(b)	17,266	$59,868,474

Internet Services & Infrastructure–0.11%
Snowflake, Inc., Class A(b)	6,807	1,576,433

Life Sciences Tools & Services–0.64%
Avantor, Inc.(b)	273,625	8,766,945

Managed Health Care–2.11%
UnitedHealth Group, Inc.	72,698	28,991,962

Office REITs–0.47%
Alexandria Real Estate Equities, Inc.	35,427	6,415,830

Oil & Gas Refining & Marketing–0.75%
Valero Energy Corp.	138,540	10,246,418

Pharmaceuticals–3.60%
AstraZeneca PLC, ADR (United Kingdom)	309,658	16,433,550

Catalent, Inc.(b)	139,830	15,726,680

Eli Lilly and Co.	94,636	17,296,622

		49,456,852

Property & Casualty Insurance–1.32%
Allstate Corp. (The)	142,315	18,045,542

Railroads–1.46%
Union Pacific Corp.	89,972	19,981,881

Regional Banks–2.70%
East West Bancorp, Inc.	120,181	9,151,783

First Citizens BancShares, Inc., Class A	14,188	12,307,523

Signature Bank	61,894	15,566,960

		37,026,266

Restaurants–1.45%
Starbucks Corp.	173,544	19,869,053

Semiconductor Equipment–2.33%
Applied Materials, Inc.	241,163	32,004,742

Semiconductors–4.80%
NVIDIA Corp.	45,891	27,552,039

	Shares	Value

Semiconductors–(continued)
QUALCOMM, Inc.	187,775	$26,063,170

Texas Instruments, Inc.	67,850	12,247,603

		65,862,812

Soft Drinks–1.51%
Coca-Cola Co. (The)	383,821	20,718,658

Specialized REITs–0.19%
Lamar Advertising Co., Class A	26,866	2,660,809

Specialty Chemicals–0.30%
Diversey Holdings Ltd.(b)	227,266	4,090,788

Specialty Stores–0.88%
Tractor Supply Co.	64,096	12,088,506

Systems Software–6.48%
Microsoft Corp.	323,958	81,695,727

VMware, Inc., Class A(b)	44,797	7,204,702

		88,900,429

Technology Hardware, Storage & Peripherals–3.87%
Apple, Inc.	403,640	53,062,514

Trading Companies & Distributors–0.53%
Fastenal Co.	139,235	7,279,206

Total Common Stocks & Other Equity Interests (Cost $817,071,002)		1,368,878,794

Money Market Funds–0.28%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	1,360,182	1,360,182

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	967,253	967,641

Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	1,560,493	1,560,493

Total Money Market Funds (Cost $3,888,316)		3,888,316

TOTAL INVESTMENTS IN SECURITIES–100.04%
(Cost $820,959,318)		1,372,767,110

OTHER ASSETS LESS LIABILITIES–(0.04)%		(614,429)

NET ASSETS–100.00%		$1,372,152,681

Investment Abbreviations:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$274,252	$22,418,214	$(21,332,284)	$-	$-	$1,360,182	$175
Invesco Liquid Assets Portfolio, Institutional Class	104,078	16,013,010	(15,149,396)	10	(61)	967,641	149
Invesco Treasury Portfolio, Institutional Class	319,431	25,620,816	(24,379,754)	-	-	1,560,493	78

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Main Street All Cap Fund®

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$29,934,809	$(29,934,809)	$-	$-	$-	$46	*
Invesco Private Prime Fund	-	46,350,159	(46,350,159)	-	-	-	497	*
Total	$697,761	$140,337,008	$(137,146,402)	$10	$(61)	$3,888,316	$945

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2021

Information Technology	23.77%
Communication Services	15.35
Consumer Discretionary	14.18
Financials	12.14
Health Care	11.25
Industrials	9.06
Consumer Staples	4.92
Energy	2.58
Real Estate	2.38
Utilities	2.36
Materials	1.77
Money Market Funds Plus Other Assets Less Liabilities	0.24

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Main Street All Cap Fund®

Statement of Assets and Liabilities

April 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $817,071,002)	$1,368,878,794

Investments in affiliated money market funds, at value (Cost $3,888,316)	3,888,316

Receivable for:
Investments sold	2,300,258

Fund shares sold	236,706

Dividends	621,924

Investment for trustee deferred compensation and retirement plans	180,745

Other assets	86,771

Total assets	1,376,193,514

Liabilities:
Payable for:
Investments purchased	1,997,043

Fund shares reacquired	777,349

Amount due custodian	230,821

Accrued fees to affiliates	707,302

Accrued trustees’ and officers’ fees and benefits	966

Accrued other operating expenses	146,607

Trustee deferred compensation and retirement plans	180,745

Total liabilities	4,040,833

Net assets applicable to shares outstanding	$1,372,152,681

Net assets consist of:
Shares of beneficial interest	$741,004,947

Distributable earnings	631,147,734

$1,372,152,681

Net Assets:
Class A	$1,184,588,055

Class C	$60,176,910

Class R	$59,983,278

Class Y	$64,814,299

Class R5	$15,567

Class R6	$2,574,572

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	44,644,610

Class C	2,544,222

Class R	2,344,791

Class Y	2,373,354

Class R5	584

Class R6	96,535

Class A:
Net asset value per share	$26.53

Maximum offering price per share
(Net asset value of $26.53 ÷ 94.50%)	$28.07

Class C:
Net asset value and offering price per share	$23.65

Class R:
Net asset value and offering price per share	$25.58

Class Y:
Net asset value and offering price per share	$27.31

Class R5:
Net asset value and offering price per share	$26.66

Class R6:
Net asset value and offering price per share	$26.67

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Main Street All Cap Fund®

Statement of Operations

For the six months ended April 30, 2021

(Unaudited)

Investment income:
Dividends	$8,843,191

Dividends from affiliated money market funds (includes securities lending income of $1,863)	2,265

Total investment income	8,845,456

Expenses:
Advisory fees	4,076,099

Administrative services fees	89,987

Custodian fees	2,796

Distribution fees:
Class A	1,303,455

Class C	301,582

Class R	137,355

Transfer agent fees – A, C, R and Y	1,065,341

Transfer agent fees – R5	7

Transfer agent fees – R6	314

Trustees’ and officers’ fees and benefits	18,925

Registration and filing fees	57,385

Reports to shareholders	54,052

Professional services fees	35,956

Other	35,293

Total expenses	7,178,547

Less: Fees waived and/or expense offset arrangement(s)	(4,962)

Net expenses	7,173,585

Net investment income	1,671,871

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	79,672,521

Affiliated investment securities	(61)

79,672,460

Change in net unrealized appreciation of:
Unaffiliated investment securities	250,930,804

Affiliated investment securities	10

250,930,814

Net realized and unrealized gain	330,603,274

Net increase in net assets resulting from operations	$332,275,145

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Main Street All Cap Fund®

Statement of Changes in Net Assets

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	April 30, 2021	October 31, 2020

Operations:
Net investment income	$1,671,871	$7,507,953

Net realized gain	79,672,460	3,373,975

Change in net unrealized appreciation	250,930,814	104,864,187

Net increase in net assets resulting from operations	332,275,145	115,746,115

Distributions to shareholders from distributable earnings:
Class A	(9,443,275)	(7,795,197)

Class C	(652,957)	(396,656)

Class R	(482,249)	(389,152)

Class Y	(520,083)	(420,149)

Class R5	(128)	(104)

Class R6	(1,102)	(689)

Total distributions from distributable earnings	(11,099,794)	(9,001,947)

Share transactions–net:
Class A	(30,200,952)	(110,551,170)

Class C	(17,024,832)	(14,110,428)

Class R	(4,020,606)	(7,983,410)

Class Y	514,702	(1,449,042)

Class R6	2,316,542	82,990

Net increase (decrease) in net assets resulting from share transactions	(48,415,146)	(134,011,060)

Net increase (decrease) in net assets	272,760,205	(27,266,892)

Net assets:
Beginning of period	1,099,392,476	1,126,659,368

End of period	$1,372,152,681	$1,099,392,476

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Main Street All Cap Fund®

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/21	$20.45	$0.04	$6.25	$6.29	$(0.11)	$(0.10)	$(0.21)	$26.53	30.92	%(e)	$1,184,588	1.11	%(e)(f)	1.11	%(e)(f)	0.31	%(e)(f)	16%
Year ended 10/31/20	18.53	0.14	1.94	2.08	(0.09)	(0.07)	(0.16)	20.45	11.24	(e)	938,494	1.12	(e)	1.12	(e)	0.73	(e)	28
Three months ended 10/31/19	18.30	0.03	0.20	0.23	–	–	–	18.53	1.26		957,529	1.14	(g)	1.14	(g)	0.73	(g)	7
Year ended 07/31/19	18.77	0.13	0.75	0.88	(0.07)	(1.28)	(1.35)	18.30	5.84		976,093	1.13		1.13		0.73		48
Year ended 07/31/18	19.40	0.09	1.84	1.93	(0.18)	(2.38)	(2.56)	18.77	10.55		923,741	1.13		1.14		0.50		48
Year ended 07/31/17	18.35	0.17	2.21	2.38	(0.20)	(1.13)	(1.33)	19.40	13.67		919,892	1.14		1.15		0.92		89
Year ended 07/31/16	20.29	0.14	0.00	0.14	(0.10)	(1.98)	(2.08)	18.35	1.26		927,091	1.14		1.14		0.80		67
Class C
Six months ended 04/30/21	18.31	(0.05)	5.59	5.54	(0.10)	(0.10)	(0.20)	23.65	30.41		60,177	1.87	(f)	1.87	(f)	(0.45	)(f)	16
Year ended 10/31/20	16.66	(0.01)	1.76	1.75	(0.03)	(0.07)	(0.10)	18.31	10.52		61,600	1.88		1.88	(g)	(0.03	)(g)	28
Three months ended 10/31/19	16.49	–	0.17	0.17	–	–	–	16.66	1.03		69,736	1.90	(g)	1.90	(g)	(0.03	)(g)	7
Year ended 07/31/19	17.10	–	0.67	0.67	–	(1.28)	(1.28)	16.49	5.18		73,404	1.89		1.89		(0.02)		48
Year ended 07/31/18	17.88	(0.04)	1.68	1.64	(0.04)	(2.38)	(2.42)	17.10	9.67		201,771	1.88		1.89		(0.25)		48
Year ended 07/31/17	17.01	0.03	2.04	2.07	(0.07)	(1.13)	(1.20)	17.88	12.84		219,426	1.89		1.90		0.17		89
Year ended 07/31/16	19.00	0.01	(0.02)	(0.01)	–	(1.98)	(1.98)	17.01	0.48		228,811	1.89		1.89		0.05		67
Class R
Six months ended 04/30/21	19.74	0.01	6.03	6.04	(0.10)	(0.10)	(0.20)	25.58	30.76		59,983	1.37	(f)	1.37	(f)	0.05	(f)	16
Year ended 10/31/20	17.91	0.09	1.88	1.97	(0.07)	(0.07)	(0.14)	19.74	11.01		49,869	1.38		1.38		0.47		28
Three months ended 10/31/19	17.70	0.02	0.19	0.21	–	–	–	17.91	1.19		53,064	1.40	(g)	1.40	(g)	0.47	(g)	7
Year ended 07/31/19	18.20	0.08	0.73	0.81	(0.03)	(1.28)	(1.31)	17.70	5.63		55,265	1.38		1.38		0.48		48
Year ended 07/31/18	18.88	0.05	1.78	1.83	(0.13)	(2.38)	(2.51)	18.20	10.27		58,150	1.38		1.39		0.25		48
Year ended 07/31/17	17.89	0.12	2.16	2.28	(0.16)	(1.13)	(1.29)	18.88	13.40		62,250	1.39		1.40		0.67		89
Year ended 07/31/16	19.83	0.10	(0.02)	0.08	(0.04)	(1.98)	(2.02)	17.89	0.96		61,124	1.39		1.39		0.55		67
Class Y
Six months ended 04/30/21	21.03	0.07	6.43	6.50	(0.12)	(0.10)	(0.22)	27.31	31.07		64,814	0.87	(f)	0.87	(f)	0.55	(f)	16
Year ended 10/31/20	19.01	0.19	2.01	2.20	(0.11)	(0.07)	(0.18)	21.03	11.59		49,316	0.88		0.88		0.97		28
Three months ended 10/31/19	18.77	0.05	0.19	0.24	–	–	–	19.01	1.28		46,309	0.91	(g)	0.91	(g)	0.97	(g)	7
Year ended 07/31/19	19.22	0.18	0.77	0.95	(0.12)	(1.28)	(1.40)	18.77	6.11		44,719	0.89		0.89		0.98		48
Year ended 07/31/18	19.81	0.14	1.88	2.02	(0.23)	(2.38)	(2.61)	19.22	10.84		42,354	0.88		0.89		0.74		48
Year ended 07/31/17	18.70	0.22	2.26	2.48	(0.24)	(1.13)	(1.37)	19.81	13.96		43,905	0.90		0.91		1.15		89
Year ended 07/31/16	20.65	0.19	(0.02)	0.17	(0.14)	(1.98)	(2.12)	18.70	1.43		32,254	0.89		0.89		1.05		67
Class R5
Six months ended 04/30/21	20.53	0.07	6.28	6.35	(0.12)	(0.10)	(0.22)	26.66	31.11		16	0.80	(f)	0.80	(f)	0.62	(f)	16
Year ended 10/31/20	18.56	0.20	1.95	2.15	(0.11)	(0.07)	(0.18)	20.53	11.64		12	0.80		0.80		1.05		28
Three months ended 10/31/19	18.31	0.05	0.20	0.25	–	–	–	18.56	1.37		11	0.84	(g)	0.84	(g)	1.04	(g)	7
Period ended 07/31/19(h)	17.13	0.04	1.14	1.18	–	–	–	18.31	6.89		11	0.79	(g)	0.79	(g)	1.07	(g)	48
Class R6
Six months ended 04/30/21	20.53	0.07	6.29	6.36	(0.12)	(0.10)	(0.22)	26.67	31.16		2,575	0.80	(f)	0.80	(f)	0.62	(f)	16
Year ended 10/31/20	18.56	0.20	1.96	2.16	(0.12)	(0.07)	(0.19)	20.53	11.68		102	0.80		0.80		1.05		28
Three months ended 10/31/19	18.31	0.05	0.20	0.25	–	–	–	18.56	1.37		11	0.73	(g)	0.73	(g)	1.15	(g)	7
Period ended 07/31/19(h)	17.13	0.04	1.14	1.18	–	–	–	18.31	6.89		11	0.74	(g)	0.74	(g)	1.12	(g)	48

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the three months ended October 31, 2019 and the years ended July 31, 2019, 2018, 2017 and 2016, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended April 30, 2021 and the year ended ended October 31, 2020.

(f)

Ratios are annualized and based on average daily net assets (000’s omitted) of $1,084,426, $60,816, $55,398, $58,918, $14 and $632 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(g)	Annualized.
(h)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Main Street All Cap Fund®

Notes to Financial Statements

April 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Main Street All Cap Fund® (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

    The Fund’s investment objective is to seek capital appreciation.

    The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

12	Invesco Main Street All Cap Fund®

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

Up to $200 million	0.750%

Next $200 million	0.720%

Next $200 million	0.690%

Next $200 million	0.660%

Next $4.2 billion	0.600%

Over $5 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

    For the six months ended April 30, 2021, the effective advisory fee rate incurred by the Fund was 0.65% .

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the

13	Invesco Main Street All Cap Fund®

Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

    The Adviser has contractually agreed, through May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.16%, 1.90%, 1.41%, 0.91%, 0.86%, and 0.81% , respectively, of the Fund’s average daily net assets (the “expense limits”). Effective June 1, 2021 through at least June 30, 2022, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

    The Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

    For the six months ended April 30, 2021, the Adviser waived advisory fees of $1,445.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

    The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C and Class R Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

    Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2021, IDI advised the Fund that IDI retained $41,605 in front-end sales commissions from the sale of Class A shares and $1 and $831 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    For the six months ended April 30, 2021, the Fund incurred $10,333 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    As of April 30, 2021, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $3,517.

14	Invesco Main Street All Cap Fund®

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have a capital loss carryforward as of October 31, 2020.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2021 was $199,887,001 and $257,602,715, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$558,933,576

Aggregate unrealized (depreciation) of investments	(4,911,875)

Net unrealized appreciation of investments	$554,021,701

    Cost of investments for tax purposes is $818,745,409.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2021(a)		October 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	1,273,010	$30,571,263	2,611,884	$49,051,813

Class C	246,062	5,312,856	467,737	7,839,859

Class R	190,308	4,401,152	342,395	6,294,544

Class Y	398,462	9,699,307	630,773	12,241,173

Class R6	96,444	2,436,684	5,309	101,624

Issued as reinvestment of dividends:
Class A	398,023	9,082,874	391,425	7,515,353

Class C	31,529	643,194	22,579	390,389

Class R	21,805	480,149	20,839	386,971

Class Y	20,149	472,705	19,283	379,690

Class R6	28	642	24	454

Automatic conversion of Class C shares to Class A shares:
Class A	727,681	16,937,594	381,717	7,245,522

Class C	(814,434)	(16,937,594)	(425,067)	(7,245,522)

15	Invesco Main Street All Cap Fund®

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2021(a)		October 31, 2020
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(3,636,347)	$(86,792,683)	(9,191,364)	$(174,363,858)

Class C	(283,361)	(6,043,288)	(885,984)	(15,095,154)

Class R	(393,143)	(8,901,907)	(799,605)	(14,664,925)

Class Y	(390,398)	(9,657,310)	(740,530)	(14,069,905)

Class R6	(4,917)	(120,784)	(937)	(19,088)

Net increase (decrease) in share activity	(2,119,099)	$(48,415,146)	(7,149,522)	$(134,011,060)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 11% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16	Invesco Main Street All Cap Fund®

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,309.20	$ 6.36	$1,019.29	$5.56	1.11%
Class C	1,000.00	1,304.10	10.68	1,015.52	9.35	1.87
Class R	1,000.00	1,307.60	7.84	1,018.00	6.85	1.37
Class Y	1,000.00	1,310.70	4.98	1,020.48	4.36	0.87
Class R5	1,000.00	1,311.10	4.58	1,020.83	4.01	0.80
Class R6	1,000.00	1,311.60	4.59	1,020.83	4.01	0.80

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2020 through April 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17	Invesco Main Street All Cap Fund®

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01424 and 002-25469                             Invesco Distributors, Inc.                                                                                  O-MSA-SAR-1

Semiannual Report to Shareholders	April 30, 2021

Invesco Main Street Fund®
Nasdaq:
A: MSIGX ∎ C: MIGCX ∎ R: OMGNX ∎ Y: MIGYX ∎ R5: MSJFX ∎ R6: OMSIX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE   |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/20 to 4/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	28.63%
Class C Shares	28.15
Class R Shares	28.49
Class Y Shares	28.77
Class R5 Shares	28.88
Class R6 Shares	28.87
S&P 500 Index▼	28.85
Source(s): ▼RIMES Technologies Corp.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.
Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Main Street Fund®

Average Annual Total Returns
As of 4/30/21, including maximum applicable sales charges
Class A Shares
Inception (2/3/88)	11.51%
10 Years	12.36
5 Years	13.81
1 Year	35.94

Class C Shares
Inception (12/1/93)	8.92%
10 Years	12.32
5 Years	14.23
1 Year	41.72

Class R Shares
Inception (3/1/01)	7.34%
10 Years	12.70
5 Years	14.81
1 Year	43.47

Class Y Shares
Inception (11/1/96)	8.84%
10 Years	13.30
5 Years	15.37
1 Year	44.17

Class R5 Shares
10 Years	13.07%
5 Years	15.26
1 Year	44.39

Class R6 Shares
Inception (12/29/11)	15.09%
5 Years	15.55
1 Year	44.32

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Main Street Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Main Street Fund®. Note: The Fund was subsequently renamed the Invesco Main Street Fund® (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on

    Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Main Street Fund®

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Main Street Fund®

Schedule of Investments(a)

April 30, 2021

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.60%
Aerospace & Defense–1.90%
Lockheed Martin Corp.	140,657	$53,528,428

Raytheon Technologies Corp.	1,861,878	154,982,725

		208,511,153

Air Freight & Logistics–2.70%
United Parcel Service, Inc., Class B	1,453,237	296,256,895

Application Software–1.40%
Citrix Systems, Inc.	165,673	20,518,601

Workday, Inc., Class A(b)	538,209	132,937,623

		153,456,224

Automobile Manufacturers–1.19%
General Motors Co.(b)	2,284,252	130,704,899

Automotive Retail–1.84%
CarMax, Inc.(b)	772,381	102,912,045

O’Reilly Automotive, Inc.(b)	178,889	98,904,150

		201,816,195

Biotechnology–0.27%
Neurocrine Biosciences, Inc.(b)	317,706	30,020,040

Cable & Satellite–1.70%
Comcast Corp., Class A	3,324,607	186,676,683

Commodity Chemicals–0.54%
Valvoline, Inc.	1,869,264	58,694,890

Communications Equipment–1.29%
Motorola Solutions, Inc.	751,306	141,470,920

Construction Machinery & Heavy Trucks–0.89%
Caterpillar, Inc.	430,216	98,136,572

Construction Materials–0.88%
Vulcan Materials Co.	538,927	96,058,348

Consumer Finance–2.22%
Capital One Financial Corp.	1,632,391	243,356,850

Data Processing & Outsourced Services–3.24%
Fiserv, Inc.(b)	1,404,524	168,711,423

Mastercard, Inc., Class A	489,156	186,886,941

		355,598,364

Distillers & Vintners–1.55%
Constellation Brands, Inc., Class A	709,291	170,456,813

Diversified Banks–3.20%
JPMorgan Chase & Co.	2,285,012	351,457,696

Electric Utilities–1.49%
FirstEnergy Corp.	4,317,551	163,721,534

Electrical Components & Equipment–0.95%
Hubbell, Inc.	213,015	40,901,010

Rockwell Automation, Inc.	239,504	63,291,327

		104,192,337

	Shares	Value

Environmental & Facilities Services–0.72%
Waste Connections, Inc.	666,629	$79,402,180

Financial Exchanges & Data–1.58%
Intercontinental Exchange, Inc.	1,475,857	173,723,127

Food Distributors–1.05%
Sysco Corp.	1,356,670	114,950,649

General Merchandise Stores–1.25%
Target Corp.	660,575	136,910,774

Health Care Facilities–2.59%
HCA Healthcare, Inc.	1,415,421	284,584,546

Health Care Services–1.41%
CVS Health Corp.	2,032,313	155,268,713

Health Care Supplies–0.43%
Alcon, Inc. (Switzerland)	628,426	47,402,173

Home Improvement Retail–2.05%
Home Depot, Inc. (The)	693,380	224,426,305

Homebuilding–0.97%
D.R. Horton, Inc.	1,080,096	106,162,636

Hotels, Resorts & Cruise Lines–1.24%
Airbnb, Inc., Class A(b)(c)	168,819	29,156,730

Booking Holdings, Inc.(b)	43,306	106,796,060

		135,952,790

Household Products–2.29%
Procter & Gamble Co. (The)	1,611,524	215,009,532

Reckitt Benckiser Group PLC (United Kingdom)	413,447	36,853,695

		251,863,227

Industrial Conglomerates–0.28%
Honeywell International, Inc.	135,584	30,240,655

Industrial Machinery–1.71%
Otis Worldwide Corp.	2,415,861	188,123,096

Industrial REITs–2.48%
Prologis, Inc.	2,339,702	272,645,474

Integrated Telecommunication Services–1.83%
Verizon Communications, Inc.	3,479,248	201,065,742

Interactive Home Entertainment–0.97%
Zynga, Inc., Class A(b)	9,862,614	106,713,483

Interactive Media & Services–4.09%
Facebook, Inc., Class A(b)	1,239,504	402,937,961

Snap, Inc., Class A(b)	743,782	45,980,603

		448,918,564

Internet & Direct Marketing Retail–6.04%
Amazon.com, Inc.(b)	191,183	662,911,758

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Main Street Fund®

	Shares	Value

Internet Services & Infrastructure–0.12%
Snowflake, Inc., Class A(b)	55,467	$12,845,603

IT Consulting & Other Services–2.12%
Accenture PLC, Class A	574,243	166,513,243

Amdocs Ltd.	865,681	66,432,360

		232,945,603

Life Sciences Tools & Services–2.12%
Avantor, Inc.(b)	1,782,982	57,126,743

Thermo Fisher Scientific, Inc.	373,947	175,841,098

		232,967,841

Managed Health Care–3.35%
UnitedHealth Group, Inc.	921,147	367,353,424

Movies & Entertainment–1.47%
Netflix, Inc.(b)	277,038	142,250,702

Warner Music Group Corp., Class A	507,961	19,282,199

		161,532,901

Oil & Gas Exploration & Production–0.59%
Cabot Oil & Gas Corp.	3,853,644	64,240,245

Oil & Gas Refining & Marketing–0.63%
Valero Energy Corp.	941,603	69,640,958

Oil & Gas Storage & Transportation–0.64%
Magellan Midstream Partners L.P.	1,501,338	70,217,578

Other Diversified Financial Services–2.20%
Equitable Holdings, Inc.	7,048,607	241,273,818

Packaged Foods & Meats–1.27%
a2 Milk Co. Ltd. (The) (New Zealand)(b)	2,634,404	14,649,259

Mondelez International, Inc., Class A	2,047,093	124,483,725

		139,132,984

Pharmaceuticals–3.77%
AstraZeneca PLC, ADR (United Kingdom)	4,032,386	213,998,725

Eli Lilly and Co.	1,094,030	199,955,863

		413,954,588

Property & Casualty Insurance–1.77%
Allstate Corp. (The)	459,286	58,237,465

Progressive Corp. (The)	1,354,928	136,495,447

		194,732,912

Railroads–1.20%
Union Pacific Corp.	592,038	131,485,719

Regional Banks–0.51%
CIT Group, Inc.	1,045,479	55,713,576

	Shares	Value

Semiconductor Equipment–2.38%
Applied Materials, Inc.	1,972,037	$261,709,030

Semiconductors–4.37%
QUALCOMM, Inc.	2,020,455	280,439,154

Texas Instruments, Inc.	1,100,547	198,659,739

		479,098,893

Systems Software–8.15%
Microsoft Corp.	3,316,913	836,459,121

VMware, Inc., Class A(b)(c)	357,940	57,567,490

		894,026,611

Technology Hardware, Storage & Peripherals–1.66%
Apple, Inc.	1,387,441	182,392,994

Thrifts & Mortgage Finance–0.60%
Rocket Cos., Inc., Class A	2,951,813	66,268,202

Water Utilities–0.45%
American Water Works Co., Inc.	314,942	49,127,803

Total Common Stocks & Other Equity Interests (Cost $6,864,879,987)		10,932,513,588

Money Market Funds–0.52%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	20,012,347	20,012,347

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	14,034,900	14,040,513

Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	22,871,253	22,871,253

Total Money Market Funds (Cost $56,924,113)		56,924,113

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–100.12% (Cost $6,921,804,100)		10,989,437,701

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.29%
Invesco Private Government Fund, 0.01%(d)(e)(f)	12,579,733	12,579,733

Invesco Private Prime Fund, 0.11%(d)(e)(f)	18,862,055	18,869,600

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $31,449,333)		31,449,333

TOTAL INVESTMENTS IN SECURITIES–100.41% (Cost $6,953,253,433)		11,020,887,034

OTHER ASSETS LESS LIABILITIES–(0.41)%		(44,692,244)

NET ASSETS–100.00%		$10,976,194,790

Investment Abbreviations:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Main Street Fund®

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,179,194	$242,131,286	$(238,298,133)	$-	$-	$20,012,347	$1,868
Invesco Liquid Assets Portfolio, Institutional Class	6,348,183	172,950,919	(165,259,069)	633	(153)	14,040,513	1,705
Invesco Treasury Portfolio, Institutional Class	18,490,508	276,721,469	(272,340,724)	-	-	22,871,253	950
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	39,425,342	134,593,907	(161,439,516)	-	-	12,579,733	1,439	*
Invesco Private Prime Fund	59,138,012	193,853,213	(234,121,627)	2	-	18,869,600	9,508	*
Total	$139,581,239	$1,020,250,794	$(1,071,459,069)	$635	$(153)	$88,373,446	$15,470

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2021

Information Technology	24.72%
Consumer Discretionary	14.57
Health Care	13.95
Financials	12.09
Industrials	10.35
Communication Services	10.07
Consumer Staples	6.16
Real Estate	2.48
Other Sectors, Each Less than 2% of Net Assets	5.21
Money Market Funds Plus Other Assets Less Liabilities	0.40

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Main Street Fund®

Statement of Assets and Liabilities

April 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $6,864,879,987)*	$10,932,513,588

Investments in affiliated money market funds, at value (Cost $88,373,446)	88,373,446

Foreign currencies, at value and cost	143

Receivable for:
Investments sold	2,799,512

Fund shares sold	2,465,042

Dividends	6,902,646

Investment for trustee deferred compensation and retirement plans	981,007

Other assets	143,153

Total assets	11,034,178,537

Liabilities:
Payable for:
Investments purchased	12,274,965

Fund shares reacquired	6,872,566

Amount due custodian	1,028,126

Collateral upon return of securities loaned	31,449,333

Accrued fees to affiliates	4,615,418

Accrued trustees’ and officers’ fees and benefits	4,188

Accrued other operating expenses	758,144

Trustee deferred compensation and retirement plans	981,007

Total liabilities	57,983,747

Net assets applicable to shares outstanding	$10,976,194,790

Net assets consist of:
Shares of beneficial interest	$6,222,850,993

Distributable earnings	4,753,343,797

$10,976,194,790

Net Assets:
Class A	$9,308,115,287

Class C	$304,079,579

Class R	$276,498,650

Class Y	$551,233,582

Class R5	$13,325

Class R6	$536,254,367

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	153,360,220

Class C	5,454,920

Class R	4,688,379

Class Y	9,151,598

Class R5	218.37

Class R6	8,903,034

Class A:
Net asset value per share	$60.69

Maximum offering price per share
(Net asset value of $60.69 ÷ 94.50%)	$64.22

Class C:
Net asset value and offering price per share	$55.74

Class R:
Net asset value and offering price per share	$58.98

Class Y:
Net asset value and offering price per share	$60.23

Class R5:
Net asset value and offering price per share	$61.02

Class R6:
Net asset value and offering price per share	$60.23

*	At April 30, 2021, securities with an aggregate value of $29,986,007 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Main Street Fund®

Statement of Operations

For the six months ended April 30, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $58,028)	$81,253,801

Dividends from affiliated money market funds (includes securities lending income of $146,749)	151,272

Total investment income	81,405,073

Expenses:
Advisory fees	22,186,802

Administrative services fees	720,687

Custodian fees	23,890

Distribution fees:
Class A	9,665,964

Class C	1,499,337

Class R	624,379

Transfer agent fees – A, C, R and Y	6,397,068

Transfer agent fees – R6	13,061

Trustees’ and officers’ fees and benefits	57,475

Registration and filing fees	100,390

Reports to shareholders	255,384

Professional services fees	54,915

Other	129,923

Total expenses	41,729,275

Less: Fees waived and/or expense offset arrangement(s)	(35,639)

Net expenses	41,693,636

Net investment income	39,711,437

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	660,156,205

Affiliated investment securities	(153)

Foreign currencies	3,945

660,159,997

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	1,801,411,470

Affiliated investment securities	635

Foreign currencies	(1)

1,801,412,104

Net realized and unrealized gain	2,461,572,101

Net increase in net assets resulting from operations	$2,501,283,538

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Main Street Fund®

Statement of Changes in Net Assets

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	April 30, 2021	October 31, 2020

Operations:
Net investment income	$39,711,437	$83,685,259

Net realized gain	660,159,997	234,091,873

Change in net unrealized appreciation	1,801,412,104	305,589,753

Net increase in net assets resulting from operations	2,501,283,538	623,366,885

Distributions to shareholders from distributable earnings:
Class A	(257,778,336)	(629,335,556)

Class C	(10,580,723)	(29,117,121)

Class R	(7,703,892)	(18,474,893)

Class Y	(15,724,229)	(51,123,360)

Class R5	(376)	(903)

Class R6	(15,515,693)	(39,950,554)

Total distributions from distributable earnings	(307,303,249)	(768,002,387)

Share transactions–net:
Class A	(51,385,855)	(81,425,725)

Class C	(60,665,868)	(35,320,624)

Class R	2,282,447	1,681,926

Class Y	(1,882,617)	(134,433,972)

Class R6	(10,392,745)	(176,423,631)

Net increase (decrease) in net assets resulting from share transactions	(122,044,638)	(425,922,026)

Net increase (decrease) in net assets	2,071,935,651	(570,557,528)

Net assets:
Beginning of period	8,904,259,139	9,474,816,667

End of period	$10,976,194,790	$8,904,259,139

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Main Street Fund®

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/21	$48.70	$0.22	$13.46	$13.68	$(0.44)	$(1.25)	$(1.69)	$60.69	28.63	%(e)	$9,308,115	0.83	%(e)(f)	0.83	%(e)(f)	0.80	%(e)(f)	23%
Year ended 10/31/20	49.26	0.44	3.08	3.52	(0.43)	(3.65)	(4.08)	48.70	7.38	(e)	7,502,604	0.83	(e)	0.83	(e)	0.93	(e)	37
Two months ended 10/31/19	48.16	0.07	1.03	1.10	—	—	—	49.26	2.28		7,681,783	0.85	(g)	0.85	(g)	0.81	(g)	7
Year ended 08/31/19	54.31	0.49	1.14	1.63	(0.49)	(7.29)	(7.78)	48.16	5.14		7,625,507	0.88		0.88		1.03		49
Year ended 08/31/18	52.61	0.45	5.08	5.53	(0.55)	(3.28)	(3.83)	54.31	10.99		7,579,158	0.90		0.90		0.87		56
Year ended 08/31/17	46.57	0.53	6.90	7.43	(0.51)	(0.88)	(1.39)	52.61	16.27		7,436,792	0.93		0.93		1.08		40
Year ended 08/31/16	47.64	0.50	4.41	4.91	(0.43)	(5.55)	(5.98)	46.57	11.22		5,488,385	0.93		0.93		1.12		39
Class C
Six months ended 04/30/21	44.96	0.01	12.40	12.41	(0.38)	(1.25)	(1.63)	55.74	28.15		304,080	1.60	(f)	1.60	(f)	0.03	(f)	23
Year ended 10/31/20	45.99	0.07	2.86	2.93	(0.31)	(3.65)	(3.96)	44.96	6.55		300,125	1.60		1.60		0.16		37
Two months ended 10/31/19	45.03	0.00	0.96	0.96	—	—	—	45.99	2.13		343,918	1.62	(g)	1.62	(g)	0.04	(g)	7
Year ended 08/31/19	51.26	0.11	1.06	1.17	(0.11)	(7.29)	(7.40)	45.03	4.34		350,276	1.65		1.65		0.26		49
Year ended 08/31/18	49.85	0.05	4.81	4.86	(0.17)	(3.28)	(3.45)	51.26	10.16		810,071	1.67		1.67		0.11		56
Year ended 08/31/17	44.24	0.15	6.54	6.69	(0.20)	(0.88)	(1.08)	49.85	15.39		826,928	1.68		1.68		0.32		40
Year ended 08/31/16	45.51	0.16	4.21	4.37	(0.09)	(5.55)	(5.64)	44.24	10.39		705,167	1.69		1.69		0.36		39
Class R
Six months ended 04/30/21	47.40	0.14	13.11	13.25	(0.42)	(1.25)	(1.67)	58.98	28.49		276,499	1.10	(f)	1.10	(f)	0.53	(f)	23
Year ended 10/31/20	48.13	0.30	3.00	3.30	(0.38)	(3.65)	(4.03)	47.40	7.09		219,954	1.10		1.10		0.66		37
Two months ended 10/31/19	47.08	0.04	1.01	1.05	—	—	—	48.13	2.23		221,335	1.12	(g)	1.12	(g)	0.54	(g)	7
Year ended 08/31/19	53.26	0.35	1.11	1.46	(0.35)	(7.29)	(7.64)	47.08	4.84		218,620	1.15		1.15		0.76		49
Year ended 08/31/18	51.70	0.31	4.98	5.29	(0.45)	(3.28)	(3.73)	53.26	10.70		223,733	1.17		1.17		0.61		56
Year ended 08/31/17	45.82	0.40	6.77	7.17	(0.41)	(0.88)	(1.29)	51.70	15.99		189,337	1.18		1.18		0.82		40
Year ended 08/31/16	46.95	0.38	4.36	4.74	(0.32)	(5.55)	(5.87)	45.82	10.94		132,365	1.19		1.19		0.86		39
Class Y
Six months ended 04/30/21	48.31	0.28	13.35	13.63	(0.46)	(1.25)	(1.71)	60.23	28.77		551,234	0.60	(f)	0.60	(f)	1.03	(f)	23
Year ended 10/31/20	48.82	0.54	3.07	3.61	(0.47)	(3.65)	(4.12)	48.31	7.64		443,001	0.60		0.60		1.16		37
Two months ended 10/31/19	47.72	0.08	1.02	1.10	—	—	—	48.82	2.31		611,287	0.62	(g)	0.62	(g)	1.04	(g)	7
Year ended 08/31/19	53.90	0.59	1.13	1.72	(0.61)	(7.29)	(7.90)	47.72	5.37		590,781	0.65		0.65		1.26		49
Year ended 08/31/18	52.25	0.57	5.03	5.60	(0.67)	(3.28)	(3.95)	53.90	11.25		820,422	0.67		0.67		1.10		56
Year ended 08/31/17	46.26	0.64	6.85	7.49	(0.62)	(0.88)	(1.50)	52.25	16.55		778,910	0.69		0.69		1.32		40
Year ended 08/31/16	47.37	0.62	4.37	4.99	(0.55)	(5.55)	(6.10)	46.26	11.49		632,805	0.69		0.69		1.39		39
Class R5
Six months ended 04/30/21	48.89	0.32	13.53	13.85	(0.47)	(1.25)	(1.72)	61.02	28.88		13	0.47	(f)	0.47	(f)	1.16	(f)	23
Year ended 10/31/20	49.33	0.61	3.08	3.69	(0.48)	(3.65)	(4.13)	48.89	7.75		11	0.48		0.48		1.28		37
Two months ended 10/31/19	48.20	0.09	1.04	1.13	—	—	—	49.33	2.34		11	0.52	(g)	0.52	(g)	1.14	(g)	7
Period ended 08/31/19(h)	45.79	0.18	2.23	2.41	—	—	—	48.20	5.26		11	0.54	(g)	0.54	(g)	1.37	(g)	49
Class R6
Six months ended 04/30/21	48.28	0.31	13.36	13.67	(0.47)	(1.25)	(1.72)	60.23	28.87		536,254	0.48	(f)	0.48	(f)	1.15	(f)	23
Year ended 10/31/20	48.77	0.60	3.05	3.65	(0.49)	(3.65)	(4.14)	48.28	7.75		438,565	0.48		0.48		1.28		37
Two months ended 10/31/19	47.66	0.09	1.02	1.11	—	—	—	48.77	2.33		616,482	0.48	(g)	0.48	(g)	1.18	(g)	7
Year ended 08/31/19	53.87	0.66	1.12	1.78	(0.70)	(7.29)	(7.99)	47.66	5.55		621,207	0.49		0.49		1.42		49
Year ended 08/31/18	52.22	0.66	5.03	5.69	(0.76)	(3.28)	(4.04)	53.87	11.45		720,854	0.50		0.50		1.27		56
Year ended 08/31/17	46.25	0.73	6.83	7.56	(0.71)	(0.88)	(1.59)	52.22	16.76		756,378	0.50		0.50		1.49		40
Year ended 08/31/16	47.36	0.67	4.42	5.09	(0.65)	(5.55)	(6.20)	46.25	11.72		589,459	0.50		0.50		1.50		39

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include estimated acquired fund fees from underlying funds of 0.00% for the two months ended October 31, 2019 and the years ended August 31, 2019, 2018, 2017 and 2016, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.23% for the six months ended April 30, 2021 and the year ended October 31, 2020.

(f)

Ratios are annualized and based on average daily net assets (000’s omitted) of $8,540,684, $302,352, $251,821, $505,764, $12 and $496,962 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(g)	Annualized.
(h)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Main Street Fund®

Notes to Financial Statements

April 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Main Street Fund® (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

    The Fund’s investment objective is to seek capital appreciation.

    The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

12	Invesco Main Street Fund®

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

13	Invesco Main Street Fund®

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

Up to $200 million	0.650%

Next $150 million	0.600%

Next $150 million	0.550%

Next $9.5 billion	0.450%

Next $10 billion	0.430%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

    For the six months ended April 30, 2021, the effective advisory fee rate incurred by the Fund was 0.44%.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

    The Adviser has contractually agreed, through May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.92%, 1.68%, 1.18%, 0.67%, 0.55% and 0.50% , respectively, of the Fund’s average daily net assets (the “expense limits”). Effective June 1, 2021 through at least June 30, 2022, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

    Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

    For the six months ended April 30, 2021, the Adviser waived advisory fees of $18,118.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

    The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a

14	Invesco Main Street Fund®

maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C and Class R Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

    Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2021, IDI advised the Fund that IDI retained $394,534 in front-end sales commissions from the sale of Class A shares and $7,471 and $5,976 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    For the six months ended April 30, 2021, the Fund incurred $10,616 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of April 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$10,881,010,634	$51,502,954	$–	$10,932,513,588

Money Market Funds	56,924,113	31,449,333	–	88,373,446

Total Investments	$10,937,934,747	$82,952,287	$–	$11,020,887,034

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2021, the Fund engaged in securities purchases of $19,374,732.

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $17,521.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

15	Invesco Main Street Fund®

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have a capital loss carryforward as of October 31, 2020.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2021 was $2,303,392,009 and $2,690,487,079, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$4,147,136,603

Aggregate unrealized (depreciation) of investments	(43,292,895)

Net unrealized appreciation of investments	$4,103,843,708

    Cost of investments for tax purposes is $6,917,043,326.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended April 30, 2021(a)		Year ended October 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	3,488,939	$192,369,249	8,569,917	$394,397,361

Class C	421,893	21,411,943	1,241,750	52,458,227

Class R	364,771	19,578,058	876,934	39,615,149

Class Y	1,027,826	56,268,865	2,682,636	123,582,993

Class R6	812,113	44,851,967	1,815,544	81,714,395

Issued as reinvestment of dividends:
Class A	4,665,118	245,245,286	12,672,000	600,019,235

Class C	213,679	10,346,340	643,978	28,341,466

Class R	149,808	7,659,671	397,082	18,345,202

Class Y	275,171	14,344,649	1,013,709	47,512,553

Class R6	294,840	15,361,145	844,968	39,544,528

Automatic conversion of Class C shares to Class A shares:
Class A	1,075,900	57,700,376	590,822	27,863,074

Class C	(1,168,672)	(57,700,375)	(637,684)	(27,863,074)

Reacquired:
Class A	(9,928,176)	(546,700,766)	(23,727,968)	(1,103,705,395)

Class C	(686,790)	(34,723,776)	(2,051,300)	(88,257,243)

Class R	(466,109)	(24,955,282)	(1,232,556)	(56,278,425)

Class Y	(1,322,153)	(72,496,131)	(7,046,871)	(305,529,518)

Class R6	(1,286,756)	(70,605,857)	(6,218,156)	(297,682,554)

Net increase (decrease) in share activity	(2,068,598)	$(122,044,638)	(9,565,195)	$(425,922,026)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 13% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16	Invesco Main Street Fund®

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,286.30	$4.71	$1,020.68	$4.16	0.83%
Class C	1,000.00	1,281.50	9.05	1,016.86	8.00	1.60
Class R	1,000.00	1,284.90	6.23	1,019.34	5.51	1.10
Class Y	1,000.00	1,287.70	3.40	1,021.82	3.01	0.60
Class R5	1,000.00	1,288.80	2.67	1,022.46	2.36	0.47
Class R6	1,000.00	1,288.70	2.72	1,022.41	2.41	0.48

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2020 through April 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17	Invesco Main Street Fund®

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01424 and 002-25469	Invesco Distributors, Inc.	O-MST-SAR-1

Semiannual Report to Shareholders	April 30, 2021

Invesco Rising Dividends Fund

Nasdaq:
A: OARDX ∎ C: OCRDX ∎ R: ONRDX ∎ Y: OYRDX ∎ R5: RSDQX ∎ R6: OIRDX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/20 to 4/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	24.30%
Class C Shares	23.85
Class R Shares	24.19
Class Y Shares	24.50
Class R5 Shares	24.53
Class R6 Shares	24.53
S&P 500 Index▼	28.85
Russell 1000 Index▼	30.03
Source(s): ▼RIMES Technologies Corp.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell 1000® Index is an unmanaged index considered representative of large-cap stocks. The Russell 1000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.
Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their in-sights about market and economic news and trends.

2	Invesco Rising Dividends Fund

Average Annual Total Returns
As of 4/30/21, including maximum applicable sales charges
Class A Shares
Inception (4/30/80)	12.16%
10 Years	9.90
5 Years	12.01
1 Year	32.60

Class C Shares
Inception (9/1/93)	8.84%
10 Years	9.85
5 Years	12.44
1 Year	38.27

Class R Shares
Inception (3/1/01)	7.06%
10 Years	10.21
5 Years	13.00
1 Year	39.97

Class Y Shares
Inception (12/16/96)	8.26%
10 Years	10.77
5 Years	13.56
1 Year	40.61

Class R5 Shares
10 Years	10.60%
5 Years	13.45
1 Year	40.82

Class R6 Shares
Inception (2/28/12)	11.68%
5 Years	13.74
1 Year	40.79

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Rising Dividend Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Rising Dividend Fund. Note: The Fund was subsequently renamed the Invesco Rising Dividends Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on

Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Rising Dividends Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Rising Dividends Fund

Schedule of Investments(a)

April 30, 2021

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.35%
Aerospace & Defense–2.14%
Lockheed Martin Corp.	104,506	$39,770,804

Raytheon Technologies Corp.	298,989	24,887,844

		64,658,648

Air Freight & Logistics–1.91%
United Parcel Service, Inc., Class B	283,308	57,755,169

Apparel Retail–1.47%
Ross Stores, Inc.	339,372	44,437,370

Application Software–0.85%
Citrix Systems, Inc.	207,786	25,734,296

Asset Management & Custody Banks–0.83%
BlackRock, Inc.	30,710	25,160,703

Biotechnology–0.85%
Amgen, Inc.	107,002	25,641,959

Cable & Satellite–2.29%
Comcast Corp., Class A	1,229,440	69,033,056

Construction Materials–0.58%
Vulcan Materials Co.	97,860	17,442,566

Consumer Finance–1.53%
American Express Co.	301,729	46,270,142

Data Processing & Outsourced Services–4.22%
Fidelity National Information Services, Inc.	262,406	40,121,877

Visa, Inc., Class A	373,114	87,144,506

		127,266,383

Distillers & Vintners–0.87%
Constellation Brands, Inc., Class A	108,770	26,139,606

Diversified Banks–2.78%
JPMorgan Chase & Co.	545,735	83,939,500

Electric Utilities–1.72%
American Electric Power Co., Inc.	212,082	18,813,794

NextEra Energy, Inc.	425,979	33,017,632

		51,831,426

Electrical Components & Equipment–0.78%
Rockwell Automation, Inc.	89,086	23,541,866

Electronic Manufacturing Services–0.84%
TE Connectivity Ltd.	187,433	25,204,116

Environmental & Facilities Services–0.96%
Republic Services, Inc.	271,544	28,865,127

Financial Exchanges & Data–3.79%
CME Group, Inc., Class A	110,958	22,412,407

Intercontinental Exchange, Inc.	313,682	36,923,508

S&P Global, Inc.	140,662	54,913,038

		114,248,953

	Shares	Value

Food Distributors–0.86%
Sysco Corp.	307,101	$26,020,668

Footwear–1.36%
NIKE, Inc., Class B	309,345	41,025,334

Gas Utilities–0.94%
Atmos Energy Corp.	273,884	28,371,644

General Merchandise Stores–1.78%
Dollar General Corp.	111,776	24,003,896

Target Corp.	142,563	29,547,607

		53,551,503

Health Care Equipment–4.17%
Abbott Laboratories	290,593	34,894,407

Danaher Corp.	187,040	47,496,938

Stryker Corp.	165,080	43,354,960

		125,746,305

Home Improvement Retail–2.60%
Home Depot, Inc. (The)	242,515	78,494,830

Household Products–1.04%
Reckitt Benckiser Group PLC (United Kingdom)	351,975	31,374,226

Hypermarkets & Super Centers–1.21%
Costco Wholesale Corp.	97,843	36,406,402

Industrial Conglomerates–1.70%
Honeywell International, Inc.	229,393	51,163,815

Industrial Gases–1.29%
Air Products and Chemicals, Inc.	134,754	38,873,834

Industrial Machinery–1.52%
Otis Worldwide Corp.	367,102	28,586,233

Stanley Black & Decker, Inc.	84,013	17,371,368

		45,957,601

Industrial REITs–1.71%
Prologis, Inc.	443,986	51,737,689

Insurance Brokers–1.51%
Marsh & McLennan Cos., Inc.	336,765	45,699,010

Integrated Oil & Gas–1.26%
Chevron Corp.	369,192	38,052,619

Integrated Telecommunication Services–1.56%
Verizon Communications, Inc.	813,290	47,000,029

Interactive Home Entertainment–1.06%
Electronic Arts, Inc.	224,733	31,930,065

Internet & Direct Marketing Retail–0.45%
eBay, Inc.	244,590	13,645,676

IT Consulting & Other Services–2.12%
Accenture PLC, Class A	220,704	63,997,539

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Rising Dividends Fund

	Shares	Value

Life Sciences Tools & Services–3.15%
Lonza Group AG (Switzerland)	56,426	$35,905,687

Thermo Fisher Scientific, Inc.	126,041	59,268,259

		95,173,946

Managed Health Care–2.92%
UnitedHealth Group, Inc.	220,720	88,023,136

Movies & Entertainment–1.58%
Vivendi SE (France)	241,116	8,404,802

Walt Disney Co. (The)(b)	211,336	39,312,723

		47,717,525

Office REITs–0.90%
Alexandria Real Estate Equities, Inc.	150,067	27,177,134

Oil & Gas Refining & Marketing–0.78%
Valero Energy Corp.	320,160	23,679,034

Pharmaceuticals–3.82%
AstraZeneca PLC, ADR (United Kingdom)	551,722	29,279,887

Eli Lilly and Co.	271,204	49,567,955

Zoetis, Inc.	210,317	36,391,150

		115,238,992

Property & Casualty Insurance–0.84%
Allstate Corp. (The)	199,821	25,337,303

Railroads–1.50%
Union Pacific Corp.	203,201	45,128,910

Regional Banks–1.72%
PNC Financial Services Group, Inc. (The)	277,014	51,787,767

Restaurants–1.50%
McDonald’s Corp.	191,738	45,265,507

Semiconductor Equipment–2.36%
Applied Materials, Inc.	330,538	43,865,698

ASML Holding N.V., New York Shares (Netherlands)	42,209	27,355,653

		71,221,351

	Shares	Value

Semiconductors–3.19%
QUALCOMM, Inc.	320,199	$44,443,621

Texas Instruments, Inc.	286,200	51,661,962

		96,105,583

Soft Drinks–2.51%
Coca-Cola Co. (The)	652,237	35,207,753

PepsiCo, Inc.	281,412	40,568,354

		75,776,107

Specialized REITs–1.73%
American Tower Corp.	204,539	52,110,401

Systems Software–6.53%
Microsoft Corp.	781,619	197,108,679

Technology Hardware, Storage & Peripherals–6.91%
Apple, Inc.	1,586,418	208,550,510

Trading Companies & Distributors–0.86%
Fastenal Co.	494,924	25,874,627

Total Common Stocks & Other Equity Interests (Cost $1,806,986,796)		2,997,496,187

Money Market Funds–0.59%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	6,222,956	6,222,956

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	4,441,187	4,442,964

Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	7,111,950	7,111,950

Total Money Market Funds (Cost $17,777,840)		17,777,870

TOTAL INVESTMENTS IN SECURITIES–99.94% (Cost $1,824,764,636)		3,015,274,057

OTHER ASSETS LESS LIABILITIES–0.06%		1,695,239

NET ASSETS–100.00%		$3,016,969,296

Investment Abbreviations:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,904,471	$86,946,320	$(85,627,835)	$-	$-	$6,222,956	$806
Invesco Liquid Assets Portfolio, Institutional Class	3,501,382	62,104,514	(61,162,739)	118	(311)	4,442,964	871
Invesco Treasury Portfolio, Institutional Class	5,605,110	99,367,222	(97,860,382)	-	-	7,111,950	362
Total	$14,010,963	$248,418,056	$(244,650,956)	$118	$(311)	$17,777,870	$2,039

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Rising Dividends Fund

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2021

Information Technology	27.02%
Health Care	14.91
Financials	13.01
Industrials	11.37
Consumer Discretionary	9.16
Consumer Staples	6.49
Communication Services	6.48
Real Estate	4.34
Utilities	2.66
Energy	2.04
Materials	1.87
Money Market Funds Plus Other Assets Less Liabilities	0.65

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Rising Dividends Fund

Statement of Assets and Liabilities

April 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $1,806,986,796)	$2,997,496,187

Investments in affiliated money market funds, at value (Cost $17,777,840)	17,777,870

Cash	1,535,677

Foreign currencies, at value (Cost $302)	313

Receivable for:

Fund shares sold	1,009,945

Dividends	2,299,265

Investment for trustee deferred compensation and retirement plans	203,074

Other assets	102,048

Total assets	3,020,424,379

Liabilities:
Payable for:
Fund shares reacquired	1,253,291

Accrued fees to affiliates	1,424,491

Accrued trustees’ and officers’ fees and benefits	4,322

Accrued other operating expenses	450,640

Trustee deferred compensation and retirement plans	322,339

Total liabilities	3,455,083

Net assets applicable to shares outstanding	$3,016,969,296

Net assets consist of:
Shares of beneficial interest	$1,608,609,339

Distributable earnings	1,408,359,957

$3,016,969,296

Net Assets:
Class A	$2,364,508,553

Class C	$201,125,844

Class R	$108,776,009

Class Y	$307,763,971

Class R5	$13,394

Class R6	$34,781,525

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	94,605,185

Class C	9,776,933

Class R	4,386,334

Class Y	11,819,254

Class R5	536.2

Class R6	1,339,306

Class A:
Net asset value per share	$24.99

Maximum offering price per share (Net asset value of $24.99 ÷ 94.50%)	$26.44

Class C:
Net asset value and offering price per share	$20.57

Class R:
Net asset value and offering price per share	$24.80

Class Y:
Net asset value and offering price per share	$26.04

Class R5:
Net asset value and offering price per share	$24.98

Class R6:
Net asset value and offering price per share	$25.97

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Rising Dividends Fund

Statement of Operations

For the six months ended April 30, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $14,451)	$24,741,566

Dividends from affiliated money market funds	2,039

Total investment income	24,743,605

Expenses:
Advisory fees	8,293,662

Administrative services fees	202,989

Custodian fees	11,174

Distribution fees:
Class A	2,732,691

Class C	1,083,308

Class R	258,142

Transfer agent fees – A, C, R and Y	1,829,961

Transfer agent fees – R5	2

Transfer agent fees – R6	4,291

Trustees’ and officers’ fees and benefits	17,059

Registration and filing fees	66,397

Reports to shareholders	105,624

Professional services fees	31,096

Other	43,230

Total expenses	14,679,626

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(14,464)

Net expenses	14,665,162

Net investment income	10,078,443

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	218,028,740

Affiliated investment securities	(311)

Foreign currencies	871

218,029,300

Change in net unrealized appreciation of:
Unaffiliated investment securities	380,604,682

Affiliated investment securities	118

Foreign currencies	4,534

380,609,334

Net realized and unrealized gain	598,638,634

Net increase in net assets resulting from operations	$608,717,077

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Rising Dividends Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	April 30, 2021	October 31, 2020

Operations:
Net investment income	$10,078,443	$25,071,899

Net realized gain	218,029,300	46,943,177

Change in net unrealized appreciation	380,609,334	76,117,422

Net increase in net assets resulting from operations	608,717,077	148,132,498

Distributions to shareholders from distributable earnings:
Class A	(43,317,399)	(87,813,829)

Class C	(5,112,378)	(12,618,892)

Class R	(1,987,229)	(4,200,159)

Class Y	(5,883,334)	(13,324,671)

Class R5	(269)	(510)

Class R6	(656,047)	(1,342,644)

Total distributions from distributable earnings	(56,956,656)	(119,300,705)

Share transactions–net:
Class A	(6,050,524)	(134,587,407)

Class C	(80,595,814)	(79,785,517)

Class R	(6,071,210)	(10,811,085)

Class Y	(3,414,065)	(59,570,795)

Class R6	(15,220)	(1,510,672)

Net increase (decrease) in net assets resulting from share transactions	(96,146,833)	(286,265,476)

Net increase (decrease) in net assets	455,613,588	(257,433,683)

Net assets:
Beginning of period	2,561,355,708	2,818,789,391

End of period	$3,016,969,296	$2,561,355,708

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Rising Dividends Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income		Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/21	$20.52	$0.09		$4.85	$4.94	$(0.09)		$(0.38)	$(0.47)	$24.99	24.30%	$2,364,509	1.00	%(e)	1.00	%(e)	0.75	%(e)	19%
Year ended 10/31/20	20.21	0.20		0.99	1.19	(0.23)		(0.65)	(0.88)	20.52	6.05	1,944,346	1.04		1.04		0.99		28
Year ended 10/31/19	19.48	0.22		1.98	2.20	(0.18)		(1.29)	(1.47)	20.21	12.30	2,055,643	1.05		1.05		1.13		29
Year ended 10/31/18	20.45	0.22		0.63	0.85	(0.23)		(1.59)	(1.82)	19.48	4.39	1,980,262	1.06		1.06		1.11		58
Year ended 10/31/17	18.26	0.27		3.11	3.38	(0.29)		(0.90)	(1.19)	20.45	19.42	2,131,479	1.07		1.07		1.43		78
Year ended 10/31/16	19.88	0.24		(0.48)	(0.24)	(0.25)		(1.13)	(1.38)	18.26	(1.37)	2,201,657	1.07		1.07		1.29		96
Class C
Six months ended 04/30/21	16.95	0.00	(f)	4.00	4.00	(0.00	)(f)	(0.38)	(0.38)	20.57	23.85	201,126	1.75	(e)	1.75	(e)	0.00	(e)	19
Year ended 10/31/20	16.77	0.04		0.82	0.86	(0.03)		(0.65)	(0.68)	16.95	5.23	238,458	1.79		1.79		0.24		28
Year ended 10/31/19	16.44	0.06		1.64	1.70	(0.08)		(1.29)	(1.37)	16.77	11.44	317,475	1.80		1.80		0.38		29
Year ended 10/31/18	17.54	0.06		0.54	0.60	(0.11)		(1.59)	(1.70)	16.44	3.65	470,544	1.81		1.81		0.36		58
Year ended 10/31/17	15.83	0.11		2.68	2.79	(0.18)		(0.90)	(1.08)	17.54	18.54	534,216	1.83		1.83		0.68		78
Year ended 10/31/16	17.43	0.09		(0.42)	(0.33)	(0.14)		(1.13)	(1.27)	15.83	(2.13)	586,282	1.82		1.82		0.54		96
Class R
Six months ended 04/30/21	20.36	0.06		4.82	4.88	(0.06)		(0.38)	(0.44)	24.80	24.19	108,776	1.25	(e)	1.25	(e)	0.50	(e)	19
Year ended 10/31/20	20.06	0.15		0.97	1.12	(0.17)		(0.65)	(0.82)	20.36	5.75	94,605	1.29		1.29		0.74		28
Year ended 10/31/19	19.35	0.17		1.97	2.14	(0.14)		(1.29)	(1.43)	20.06	12.00	104,287	1.30		1.30		0.88		29
Year ended 10/31/18	20.32	0.17		0.63	0.80	(0.18)		(1.59)	(1.77)	19.35	4.16	104,523	1.31		1.31		0.86		58
Year ended 10/31/17	18.15	0.23		3.08	3.31	(0.24)		(0.90)	(1.14)	20.32	19.12	111,030	1.33		1.33		1.20		78
Year ended 10/31/16	19.77	0.19		(0.48)	(0.29)	(0.20)		(1.13)	(1.33)	18.15	(1.63)	118,374	1.32		1.32		1.04		96
Class Y
Six months ended 04/30/21	21.36	0.12		5.06	5.18	(0.12)		(0.38)	(0.50)	26.04	24.50	307,764	0.75	(e)	0.75	(e)	1.00	(e)	19
Year ended 10/31/20	21.02	0.26		1.02	1.28	(0.29)		(0.65)	(0.94)	21.36	6.29	255,399	0.79		0.79		1.24		28
Year ended 10/31/19	20.21	0.27		2.06	2.33	(0.23)		(1.29)	(1.52)	21.02	12.52	311,750	0.80		0.80		1.38		29
Year ended 10/31/18	21.14	0.28		0.66	0.94	(0.28)		(1.59)	(1.87)	20.21	4.68	345,108	0.81		0.81		1.36		58
Year ended 10/31/17	18.84	0.34		3.20	3.54	(0.34)		(0.90)	(1.24)	21.14	19.69	462,807	0.83		0.83		1.69		78
Year ended 10/31/16	20.45	0.32		(0.52)	(0.20)	(0.28)		(1.13)	(1.41)	18.84	(1.11)	485,497	0.82		0.82		1.67		96
Class R5
Six months ended 04/30/21	20.51	0.13		4.85	4.98	(0.13)		(0.38)	(0.51)	24.98	24.53	13	0.65	(e)	0.65	(e)	1.10	(e)	19
Year ended 10/31/20	20.21	0.27		0.98	1.25	(0.30)		(0.65)	(0.95)	20.51	6.41	11	0.67		0.67		1.36		28
Period ended 10/31/19(g)	18.65	0.13		1.55	1.68	(0.12)		—	(0.12)	20.21	9.05	11	0.70	(h)	0.70	(h)	1.49	(h)	29
Class R6
Six months ended 04/30/21	21.31	0.13		5.04	5.17	(0.13)		(0.38)	(0.51)	25.97	24.53	34,782	0.64	(e)	0.65	(e)	1.11	(e)	19
Year ended 10/31/20	20.97	0.29		1.02	1.31	(0.32)		(0.65)	(0.97)	21.31	6.47	28,537	0.64		0.67		1.39		28
Year ended 10/31/19	20.16	0.30		2.06	2.36	(0.26)		(1.29)	(1.55)	20.97	12.72	29,624	0.64		0.64		1.54		29
Year ended 10/31/18	21.10	0.31		0.65	0.96	(0.31)		(1.59)	(1.90)	20.16	4.82	24,128	0.65		0.65		1.52		58
Year ended 10/31/17	18.81	0.35		3.21	3.56	(0.37)		(0.90)	(1.27)	21.10	19.89	21,409	0.64		0.64		1.78		78
Year ended 10/31/16	20.43	0.37		(0.53)	(0.16)	(0.33)		(1.13)	(1.46)	18.81	(0.92)	8,978	0.63		0.63		1.95		96

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended October 31, 2019, 2018, 2017, and 2016, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

Ratios are annualized and based on average daily net assets (000’s omitted) of $2,204,270, $218,457, $104,113, $286,722, $12 and $31,807 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(f)	Amount represents less than $(0.005) per share.
(g)	Commencement date after the close of business on May 24, 2019.
(h)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Rising Dividends Fund

Notes to Financial Statements

April 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Rising Dividends Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

    The Fund’s investment objective is to seek total return.

    The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

12	Invesco Rising Dividends Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized

13	Invesco Rising Dividends Fund

gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

Up to $800 million	0.650%

Next $700 million	0.600%

Next $1.0 billion	0.580%

Next $2.5 billion	0.560%

Next $5 billion	0.540%

Over $10 billion	0.520%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

    For the six months ended April 30, 2021, the effective advisory fee rate incurred by the Fund was 0.59% .

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

    The Adviser has contractually agreed, through May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.08%, 1.83%, 1.33%, 0.83%, 0.69%, and 0.64%, respectively, of the Fund’s average daily net assets (the “expense limits”). Effective June 1, 2021 through at least June 30, 2022, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

    Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

    For the six months ended April 30, 2021, the Adviser waived advisory fees of $7,225 and reimbursed class level expenses of $1,387 of Class R6 shares.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

    The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C and Class R Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

    Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2021, IDI advised the Fund that IDI retained $128,581 in front-end sales commissions from the sale of Class A shares and $1,050 and $4,283 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    For the six months ended April 30, 2021, the Fund incurred $10,332 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

14	Invesco Rising Dividends Fund

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of April 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$2,921,811,472	$75,684,715	$–	$2,997,496,187

Money Market Funds	17,777,870	–	–	17,777,870

Total Investments	$2,939,589,342	$75,684,715	$–	$3,015,274,057

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $5,852.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have a capital loss carryforward as of October 31, 2020.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2021 was $516,761,361 and $649,649,889, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$1,208,619,608

Aggregate unrealized (depreciation) of investments	(18,764,549)

Net unrealized appreciation of investments	$1,189,855,059

15	Invesco Rising Dividends Fund

    Cost of investments for tax purposes is $1,825,418,998.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2021(a)		October 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	3,034,839	$69,996,892	5,894,863	$116,781,610

Class C	653,976	12,483,671	1,602,278	26,084,159

Class R	312,066	7,162,411	584,878	11,437,944

Class Y	824,080	19,743,925	1,352,676	27,716,914

Class R6	182,785	4,366,557	263,852	5,408,064

Issued as reinvestment of dividends:
Class A	1,818,140	40,636,672	4,151,651	82,608,000

Class C	268,034	4,913,101	714,637	11,902,684

Class R	89,393	1,979,905	210,925	4,180,587

Class Y	211,138	4,917,657	555,854	11,497,026

Class R6	26,493	615,641	62,079	1,273,531

Automatic conversion of Class C shares to Class A shares:
Class A	3,138,995	71,429,206	2,434,973	48,850,413

Class C	(3,811,580)	(71,429,206)	(2,947,463)	(48,850,413)

Reacquired:
Class A	(8,146,338)	(188,113,294)	(19,426,928)	(382,827,430)

Class C	(1,403,207)	(26,563,380)	(4,234,971)	(68,921,947)

Class R	(661,364)	(15,213,526)	(1,348,664)	(26,429,616)

Class Y	(1,171,182)	(28,075,647)	(4,782,616)	(98,784,735)

Class R6	(209,293)	(4,997,418)	(399,193)	(8,192,267)

Net increase (decrease) in share activity	(4,843,025)	$(96,146,833)	(15,311,169)	$(286,265,476)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 26% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16	Invesco Rising Dividends Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,243.00	$5.56	$1,019.84	$5.01	1.00%
Class C	1,000.00	1,238.50	9.71	1,016.12	8.75	1.75
Class R	1,000.00	1,241.90	6.95	1,018.60	6.26	1.25
Class Y	1,000.00	1,245.00	4.17	1,021.08	3.76	0.75
Class R5	1,000.00	1,245.30	3.62	1,021.57	3.26	0.65
Class R6	1,000.00	1,245.30	3.56	1,021.62	3.21	0.64

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2020 through April 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17	Invesco Rising Dividends Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01424 and 002-25469                             Invesco Distributors, Inc.                                                                                                   O-RISD-SAR-1

Semiannual Report to Shareholders	April 30, 2021

Invesco Summit Fund

Nasdaq:
A: ASMMX ∎ C: CSMMX ∎ P: SMMIX ∎ S: SMMSX ∎ Y: ASMYX ∎ R5: SMITX ∎ R6: SMISX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
17	Fund Expenses
18	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/20 to 4/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	27.92%
Class C Shares	27.44
Class P Shares	28.02
Class S Shares	27.97
Class Y Shares	28.05
Class R5 Shares	28.02
Class R6 Shares	28.09
S&P 500 Index▼ (Broad Market Index)	28.85
Russell 1000 Growth Index▼ (Style-Specific Index)	24.31
Lipper Multi-Cap Growth Funds Index∎ (Peer Group Index)	26.41
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Multi-Cap Growth Funds Index is an unmanaged index considered representative of multi-cap growth funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Summit Fund

Average Annual Total Returns
As of 4/30/21, including maximum applicable sales charges
Class A Shares
Inception (10/31/05)	11.32%
10 Years	15.55
5 Years	22.54
1 Year	50.17

Class C Shares
Inception (10/31/05)	11.29%
10 Years	15.50
5 Years	22.99
1 Year	56.63

Class P Shares
Inception (11/1/82)	10.80%
10 Years	16.37
5 Years	24.12
1 Year	59.14

Class S Shares
Inception (9/25/09)	16.74%
10 Years	16.32
5 Years	24.06
1 Year	59.04

Class Y Shares
Inception (10/3/08)	15.02%
10 Years	16.49
5 Years	24.23
1 Year	59.22

Class R5 Shares
Inception (10/3/08)	15.12%
10 Years	16.56
5 Years	24.25
1 Year	59.19

Class R6 Shares
10 Years	16.34%
5 Years	24.23
1 Year	59.37

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class P, Class S, Class Y,

Class R5 and Class R6 shares do not have a front-end sales charge or contingent deferred sales charge (CDSC); therefore, returns shown are at net asset value.

    The performance numbers shown do not reflect the creation and sales charges and other fees assessed by the AIM Summit Investors Plans, which were dissolved effective December 8, 2006.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Summit Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Summit Fund

Schedule of Investments(a)

April 30, 2021

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.95%
Aerospace & Defense–0.79%
Teledyne Technologies, Inc.(b)	67,500	$30,223,125

Apparel Retail–0.20%
MYT Netherlands Parent B.V., ADR (Germany)(b)	253,929	7,610,252

Application Software–4.89%
DocuSign, Inc.(b)	166,500	37,119,510

Paylocity Holding Corp.(b)	126,900	24,522,156

RingCentral, Inc., Class A(b)	209,250	66,740,288

Trade Desk, Inc. (The), Class A(b)	72,540	52,904,147

Unity Software, Inc.(b)(c)	67,500	6,856,650

		188,142,751

Asset Management & Custody Banks–2.22%
Apollo Global Management, Inc.	328,500	18,189,045

Focus Financial Partners, Inc., Class A(b)	167,400	7,877,844

KKR & Co., Inc., Class A	1,048,500	59,324,130

		85,391,019

Auto Parts & Equipment–0.18%
Aptiv PLC(b)	48,600	6,993,054

Automotive Retail–0.40%
Vroom, Inc.(b)(c)	330,300	15,282,981

Biotechnology–2.21%
Alnylam Pharmaceuticals, Inc.(b)	110,610	15,556,190

Argenx SE, ADR (Netherlands)(b)	45,900	13,159,989

BeiGene Ltd., ADR (China)(b)	62,550	21,488,427

C4 Therapeutics, Inc.(b)	104,400	3,455,640

Innovent Biologics, Inc. (China)(b)(d)	1,314,000	14,215,179

Kura Oncology, Inc.(b)	311,400	8,386,002

uniQure N.V. (Netherlands)(b)	270,900	8,741,943

		85,003,370

Broadcasting–0.21%
Discovery, Inc., Class A(b)(c)	216,000	8,134,560

Consumer Electronics–1.49%
Sony Group Corp. (Japan)	570,600	57,108,170

Copper–1.44%
Freeport-McMoRan, Inc.	1,464,300	55,218,753

Data Processing & Outsourced Services–7.69%
Mastercard, Inc., Class A	352,800	134,790,768

PayPal Holdings, Inc.(b)	404,100	105,991,389

StoneCo Ltd., Class A (Brazil)(b)	691,200	44,679,168

WEX, Inc.(b)	50,220	10,305,646

		295,766,971

Diversified Banks–0.19%
BDO Unibank, Inc. (Philippines)	3,420,000	7,322,273

Diversified Support Services–0.29%
Cintas Corp.	31,860	10,996,160

	Shares	Value

Education Services–0.09%
Coursera, Inc.(b)	76,500	$3,419,550

Environmental & Facilities Services–0.59%
Clean Harbors, Inc.(b)	126,900	11,289,024

GFL Environmental, Inc. (Canada)	343,800	11,321,334

		22,610,358

Financial Exchanges & Data–0.13%
MarketAxess Holdings, Inc.	10,530	5,143,484

Food Distributors–1.15%
Performance Food Group Co.(b)	753,300	44,218,710

Health Care Equipment–2.86%
Danaher Corp.	15,930	4,045,264

DexCom, Inc.(b)	40,950	15,810,795

Intuitive Surgical, Inc.(b)	30,150	26,079,750

Teleflex, Inc.	70,740	29,886,235

Zimmer Biomet Holdings, Inc.	193,500	34,280,460

		110,102,504

Health Care Services–0.28%
LHC Group, Inc.(b)	50,940	10,609,274

Health Care Supplies–1.62%
Align Technology, Inc.(b)	43,020	25,619,701

Cooper Cos., Inc. (The)	61,650	25,331,368

West Pharmaceutical Services, Inc.	34,650	11,383,218

		62,334,287

Health Care Technology–0.21%
GoodRx Holdings, Inc., Class A(b)(c)	204,210	8,170,442

Home Improvement Retail–1.90%
Lowe’s Cos., Inc.	372,240	73,052,100

Hotels, Resorts & Cruise Lines–3.13%
Booking Holdings, Inc.(b)	17,640	43,501,651

Marriott Vacations Worldwide Corp.	211,500	37,568,745

Travel + Leisure Co.	605,700	39,085,821

		120,156,217

Industrial Conglomerates–0.28%
Roper Technologies, Inc.	24,300	10,848,492

Industrial Machinery–0.50%
Chart Industries, Inc.(b)(c)	118,800	19,082,844

Interactive Home Entertainment–7.51%
Activision Blizzard, Inc.	683,100	62,291,889

Electronic Arts, Inc.	253,530	36,021,542

Nintendo Co. Ltd. (Japan)	110,700	63,422,086

Sea Ltd., ADR (Taiwan)(b)	369,900	93,414,546

Take-Two Interactive Software, Inc.(b)	192,060	33,683,483

		288,833,546

Interactive Media & Services–9.77%
Alphabet, Inc., Class A(b)	414	974,349

Alphabet, Inc., Class C(b)	54,891	132,293,897

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Summit Fund

	Shares	Value

Interactive Media & Services–(continued)
Bumble, Inc., Class A(b)(c)	139,820	$8,422,757

Facebook, Inc., Class A(b)	557,280	181,160,582

Kuaishou Technology (China)(b)(d)	536,400	17,253,328

Pinterest, Inc., Class A(b)	241,200	16,008,444

ZoomInfo Technologies, Inc., Class A(b)	373,500	19,369,710

		375,483,067

Internet & Direct Marketing Retail–14.08%
Alibaba Group Holding Ltd., ADR (China)(b)	260,361	60,130,373

Amazon.com, Inc.(b)	101,880	353,260,750

Farfetch Ltd., Class A (United Kingdom)(b)	324,900	15,916,851

HelloFresh SE (Germany)(b)	674,100	55,918,664

JD.com, Inc., ADR (China)(b)	384,300	29,729,448

MercadoLibre, Inc. (Argentina)(b)	9,630	15,128,537

Overstock.com, Inc.(b)	138,600	11,295,900

		541,380,523

Internet Services & Infrastructure–1.03%
MongoDB, Inc.(b)	12,600	3,747,996

Twilio, Inc., Class A(b)	97,740	35,948,772

		39,696,768

Life Sciences Tools & Services–2.36%
10X Genomics, Inc., Class A(b)	201,600	39,876,480

Avantor, Inc.(b)	1,581,300	50,664,852

		90,541,332

Managed Health Care–0.34%
UnitedHealth Group, Inc.	33,210	13,244,148

Movies & Entertainment–0.98%
IMAX Corp.(b)	436,500	9,000,630

Netflix, Inc.(b)	48,690	25,000,855

Walt Disney Co. (The)(b)	20,160	3,750,163

		37,751,648

Oil & Gas Exploration & Production–2.19%
APA Corp.	2,574,900	51,498,000

Denbury, Inc.(b)	598,500	32,564,385

		84,062,385

Oil & Gas Refining & Marketing–0.18%
Renewable Energy Group, Inc.(b)	126,000	6,995,520

Packaged Foods & Meats–0.97%
Nomad Foods Ltd. (United Kingdom)(b)	180,900	5,275,044

Tyson Foods, Inc., Class A	414,900	32,134,005

		37,409,049

Pharmaceuticals–0.82%
Reata Pharmaceuticals, Inc., Class A(b)	312,300	31,667,220

Railroads–0.45%
Kansas City Southern	59,130	17,278,377

Regional Banks–0.22%
SVB Financial Group(b)	15,030	8,594,605

Research & Consulting Services–0.79%
CoStar Group, Inc.(b)	35,370	30,221,189

Semiconductor Equipment–3.21%
Applied Materials, Inc.	730,800	96,984,468

	Shares	Value

Semiconductor Equipment–(continued)
ASML Holding N.V., New York Shares

(Netherlands)(c)	40,860	$26,481,366

		123,465,834

Semiconductors–4.58%
NVIDIA Corp.	118,530	71,163,042

QUALCOMM, Inc.	496,980	68,980,824

Semtech Corp.(b)	531,900	36,030,906

		176,174,772

Specialized REITs–1.40%
EPR Properties	1,124,100	53,630,811

Specialty Chemicals–0.39%
Danimer Scientific, Inc.(b)(c)	589,500	15,061,725

Systems Software–7.72%
KnowBe4, Inc., Class A(b)	606,664	13,941,139

Microsoft Corp.	638,280	160,961,451

Palo Alto Networks, Inc.(b)	195,300	69,017,067

ServiceNow, Inc.(b)	104,490	52,910,601

		296,830,258

Technology Hardware, Storage & Peripherals–2.45%
Apple, Inc.	716,450	94,184,517

Trading Companies & Distributors–1.15%
Fastenal Co.	297,000	15,527,160

United Rentals, Inc.(b)	89,460	28,622,727

		44,149,887

Trucking–2.42%
Lyft, Inc., Class A(b)	507,600	28,253,016

Ryder System, Inc.	405,000	32,335,200

TuSimple Holdings, Inc., Class A(b)(c)	495,000	19,022,850

Uber Technologies, Inc.(b)	248,400	13,604,868

		93,215,934

Total Common Stocks & Other Equity Interests (Cost $1,788,935,361)		3,842,814,816

Money Market Funds–0.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f)	551,574	551,574

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(e)(f)	393,753	393,910

Invesco Treasury Portfolio, Institutional Class, 0.01%(e)(f)	630,370	630,370

Total Money Market Funds (Cost $1,575,854)		1,575,854

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–99.99% (Cost $1,790,511,215)		3,844,390,670

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.36%
Invesco Private Government Fund, 0.01%(e)(f)(g)	36,363,174	36,363,174

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Summit Fund

	Shares	Value

Money Market Funds–(continued)
Invesco Private Prime Fund, 0.11%(e)(f)(g)	54,522,951	$54,544,761

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $90,907,935)		90,907,935

TOTAL INVESTMENTS IN SECURITIES–102.35%
(Cost $1,881,419,150)		3,935,298,605

OTHER ASSETS LESS LIABILITIES–(2.35)%		(90,495,098)

NET ASSETS–100.00%		$3,844,803,507

Investment Abbreviations:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2021.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $31,468,507, which represented less than 1% of the Fund’s Net Assets.

(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,125,293	$62,265,522	$(63,839,241)	$-	$-	$551,574	$156
Invesco Liquid Assets Portfolio, Institutional Class	1,514,993	44,475,373	(45,596,413)	151	(194)	393,910	166
Invesco Treasury Portfolio, Institutional Class	2,428,906	71,160,597	(72,959,133)	-	-	630,370	75
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,102,257	189,979,822	(161,718,905)	-	-	36,363,174	1,543	*
Invesco Private Prime Fund	12,153,385	251,679,444	(209,290,807)	-	2,739	54,544,761	14,609	*
Total	$26,324,834	$619,560,758	$(553,404,499)	$151	$2,545	$92,483,789	$16,549

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2021

Information Technology	31.58%
Consumer Discretionary	21.46
Communication Services	18.47
Health Care	10.71
Industrials	7.25
Financials	2.77
Energy	2.37
Consumer Staples	2.12
Other Sectors, Each Less than 2% of Net Assets	3.22
Money Market Funds Plus Other Assets Less Liabilities	0.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Summit Fund

Statement of Assets and Liabilities

April 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $1,788,935,361)*	$3,842,814,816

Investments in affiliated money market funds, at value (Cost $92,483,789)	92,483,789

Foreign currencies, at value (Cost $675)	720

Receivable for:
Investments sold	1,184,421

Fund shares sold	987,426

Dividends	2,089,677

Investment for trustee deferred compensation and retirement plans	416,559

Other assets	107,674

Total assets	3,940,085,082

Liabilities:
Payable for:
Fund shares reacquired	843,446

Amount due custodian	1,944,746

Collateral upon return of securities loaned	90,907,935

Accrued fees to affiliates	834,402

Accrued trustees’ and officers’ fees and benefits	131

Accrued other operating expenses	286,903

Trustee deferred compensation and retirement plans	464,012

Total liabilities	95,281,575

Net assets applicable to shares outstanding	$3,844,803,507

Net assets consist of:
Shares of beneficial interest	$1,409,130,490

Distributable earnings	2,435,673,017

$3,844,803,507

Net Assets:
Class A	$419,140,172

Class C	$29,721,263

Class P	$3,285,249,103

Class S	$5,567,987

Class Y	$81,547,188

Class R5	$1,720,940

Class R6	$21,856,854

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	13,328,607

Class C	1,102,360

Class P	102,095,529

Class S	175,044

Class Y	2,536,156

Class R5	53,240

Class R6	674,857

Class A:
Net asset value per share	$31.45

Maximum offering price per share
(Net asset value of $31.45 ÷ 94.50%)	$33.28

Class C:
Net asset value and offering price per share	$26.96

Class P:
Net asset value and offering price per share	$32.18

Class S:
Net asset value and offering price per share	$31.81

Class Y:
Net asset value and offering price per share	$32.15

Class R5:
Net asset value and offering price per share	$32.32

Class R6:
Net asset value and offering price per share	$32.39

*	At April 30, 2021, securities with an aggregate value of $87,187,454 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Summit Fund

Statement of Operations

For the six months ended April 30, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $186,886)	$8,408,112

Dividends from affiliated money market funds (includes securities lending income of $548,765)	549,162

Total investment income	8,957,274

Expenses:
Advisory fees	11,248,161

Administrative services fees	229,743

Custodian fees	34,522

Distribution fees:
Class A	453,940

Class C	139,362

Class P	1,540,414

Class S	3,905

Transfer agent fees – A, C, P, S and Y	1,173,927

Transfer agent fees – R5	663

Transfer agent fees – R6	1,955

Trustees’ and officers’ fees and benefits	49,457

Registration and filing fees	63,380

Reports to shareholders	93,403

Professional services fees	38,528

Other	37,141

Total expenses	15,108,501

Less: Fees waived and/or expense offset arrangement(s)	(5,752)

Net expenses	15,102,749

Net investment income (loss)	(6,145,475)

Realized and unrealized gain from:
Net realized gain from:
Unaffiliated investment securities	394,904,723

Affiliated investment securities	2,545

Foreign currencies	22,863

394,930,131

Change in net unrealized appreciation of:
Unaffiliated investment securities	463,221,946

Affiliated investment securities	151

Foreign currencies	6,788

463,228,885

Net realized and unrealized gain	858,159,016

Net increase in net assets resulting from operations	$852,013,541

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Summit Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	April 30, 2021	October 31, 2020

Operations:
Net investment income (loss)	$(6,145,475)	$(4,668,587)

Net realized gain	394,930,131	219,177,591

Change in net unrealized appreciation	463,228,885	532,265,804

Net increase in net assets resulting from operations	852,013,541	746,774,808

Distributions to shareholders from distributable earnings:
Class A	(21,485,446)	(14,994,428)

Class C	(2,085,344)	(1,516,859)

Class P	(188,404,545)	(184,239,073)

Class S	(318,745)	(302,981)

Class Y	(4,370,534)	(1,186,928)

Class R5	(69,406)	(20,136)

Class R6	(1,159,595)	(1,054,022)

Total distributions from distributable earnings	(217,893,615)	(203,314,427)

Share transactions–net:
Class A	56,237,460	84,342,766

Class C	774,808	5,301,251

Class P	58,956,976	(13,556,735)

Class S	212,364	(74,683)

Class Y	22,658,519	28,074,701

Class R5	483,038	772,733

Class R6	1,949,844	976,932

Net increase in net assets resulting from share transactions	141,273,009	105,836,965

Net increase in net assets	775,392,935	649,297,346

Net assets:
Beginning of period	3,069,410,572	2,420,113,226

End of period	$3,844,803,507	$3,069,410,572

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Summit Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/21	$26.25	$(0.07)	$7.17	$7.10	$–	$(1.90)	$(1.90)	$31.45	27.92%	$419,140	0.98	%(d)	0.98	%(d)	(0.48	)%(d)	24%
Year ended 10/31/20	21.77	(0.07)	6.42	6.35	–	(1.87)	(1.87)	26.25	31.23	299,616	0.99		0.99		(0.30)		38
Year ended 10/31/19	20.75	(0.04)	3.17	3.13	–	(2.11)	(2.11)	21.77	17.36	169,883	1.01		1.01		(0.18)		29
Year ended 10/31/18	20.14	(0.05)	1.41	1.36	–	(0.75)	(0.75)	20.75	6.95	114,570	1.02		1.02		(0.24)		35
Year ended 10/31/17	16.56	(0.02)	4.60	4.58	–	(1.00)	(1.00)	20.14	29.20	77,519	1.04		1.04		(0.13)		31
Year ended 10/31/16	17.59	(0.01)	0.11	0.10	–	(1.13)	(1.13)	16.56	0.81	50,217	1.05		1.05		(0.05)		47
Class C
Six months ended 04/30/21	22.82	(0.15)	6.19	6.04	–	(1.90)	(1.90)	26.96	27.44	29,721	1.73	(d)	1.73	(d)	(1.23	)(d)	24
Year ended 10/31/20	19.29	(0.22)	5.62	5.40	–	(1.87)	(1.87)	22.82	30.25	24,427	1.74		1.74		(1.05)		38
Year ended 10/31/19	18.77	(0.17)	2.80	2.63	–	(2.11)	(2.11)	19.29	16.43	15,470	1.76		1.76		(0.93)		29
Year ended 10/31/18	18.41	(0.19)	1.30	1.11	–	(0.75)	(0.75)	18.77	6.22	16,792	1.77		1.77		(0.99)		35
Year ended 10/31/17	15.34	(0.15)	4.22	4.07	–	(1.00)	(1.00)	18.41	28.15	9,325	1.79		1.79		(0.88)		31
Year ended 10/31/16	16.49	(0.12)	0.10	(0.02)	–	(1.13)	(1.13)	15.34	0.09	5,008	1.80		1.80		(0.80)		47
Class P
Six months ended 04/30/21	26.80	(0.05)	7.33	7.28	–	(1.90)	(1.90)	32.18	28.02	3,285,249	0.83	(d)	0.83	(d)	(0.33	)(d)	24
Year ended 10/31/20	22.16	(0.04)	6.55	6.51	–	(1.87)	(1.87)	26.80	31.42	2,675,601	0.84		0.84		(0.15)		38
Year ended 10/31/19	21.05	(0.01)	3.23	3.22	–	(2.11)	(2.11)	22.16	17.55	2,204,984	0.86		0.86		(0.03)		29
Year ended 10/31/18	20.39	(0.02)	1.43	1.41	(0.00)	(0.75)	(0.75)	21.05	7.13	2,024,211	0.87		0.87		(0.09)		35
Year ended 10/31/17	16.75	0.00	4.65	4.65	(0.01)	(1.00)	(1.01)	20.39	29.32	2,044,421	0.89		0.89		0.02		31
Year ended 10/31/16	17.75	0.02	0.11	0.13	–	(1.13)	(1.13)	16.75	0.98	1,708,869	0.90		0.90		0.10		47
Class S
Six months ended 04/30/21	26.52	(0.06)	7.25	7.19	–	(1.90)	(1.90)	31.81	27.97	5,568	0.88	(d)	0.88	(d)	(0.38	)(d)	24
Year ended 10/31/20	21.95	(0.05)	6.49	6.44	–	(1.87)	(1.87)	26.52	31.40	4,435	0.89		0.89		(0.20)		38
Year ended 10/31/19	20.89	(0.02)	3.19	3.17	–	(2.11)	(2.11)	21.95	17.44	3,711	0.91		0.91		(0.08)		29
Year ended 10/31/18	20.24	(0.03)	1.43	1.40	–	(0.75)	(0.75)	20.89	7.12	3,405	0.92		0.92		(0.14)		35
Year ended 10/31/17	16.63	(0.01)	4.62	4.61	(0.00)	(1.00)	(1.00)	20.24	29.29	3,521	0.94		0.94		(0.03)		31
Year ended 10/31/16	17.64	0.01	0.11	0.12	–	(1.13)	(1.13)	16.63	0.92	3,164	0.95		0.95		0.05		47
Class Y
Six months ended 04/30/21	26.77	(0.03)	7.31	7.28	–	(1.90)	(1.90)	32.15	28.05	81,547	0.73	(d)	0.73	(d)	(0.23	)(d)	24
Year ended 10/31/20	22.12	(0.01)	6.53	6.52	–	(1.87)	(1.87)	26.77	31.53	47,894	0.74		0.74		(0.05)		38
Year ended 10/31/19	21.00	0.02	3.21	3.23	–	(2.11)	(2.11)	22.12	17.65	13,414	0.76		0.76		0.07		29
Year ended 10/31/18	20.34	0.00	1.43	1.43	(0.02)	(0.75)	(0.77)	21.00	7.25	14,818	0.77		0.77		0.01		35
Year ended 10/31/17	16.71	0.02	4.64	4.66	(0.03)	(1.00)	(1.03)	20.34	29.46	13,881	0.79		0.79		0.12		31
Year ended 10/31/16	17.69	0.03	0.12	0.15	–	(1.13)	(1.13)	16.71	1.10	3,576	0.80		0.80		0.20		47
Class R5
Six months ended 04/30/21	26.91	(0.04)	7.35	7.31	–	(1.90)	(1.90)	32.32	28.02	1,721	0.76	(d)	0.76	(d)	(0.26	)(d)	24
Year ended 10/31/20	22.22	(0.02)	6.58	6.56	–	(1.87)	(1.87)	26.91	31.57	1,002	0.76		0.76		(0.07)		38
Year ended 10/31/19	21.09	0.01	3.23	3.24	–	(2.11)	(2.11)	22.22	17.63	96	0.77		0.77		0.06		29
Year ended 10/31/18	20.42	0.01	1.43	1.44	(0.02)	(0.75)	(0.77)	21.09	7.30	73	0.72		0.72		0.06		35
Year ended 10/31/17	16.77	0.03	4.66	4.69	(0.04)	(1.00)	(1.04)	20.42	29.56	20	0.76		0.76		0.15		31

Year ended 10/31/16	17.75	0.04	0.11	0.15	–	(1.13)	(1.13)	16.77	1.10	17	0.74		0.74		0.26		47
Class R6
Six months ended 04/30/21	26.95	(0.03)	7.37	7.34	–	(1.90)	(1.90)	32.39	28.09	21,857	0.68	(d)	0.68	(d)	(0.18	)(d)	24
Year ended 10/31/20	22.24	(0.00)	6.58	6.58	–	(1.87)	(1.87)	26.95	31.64	16,436	0.70		0.70		(0.01)		38
Year ended 10/31/19	21.09	0.03	3.23	3.26	–	(2.11)	(2.11)	22.24	17.73	12,556	0.71		0.71		0.12		29
Year ended 10/31/18	20.42	0.01	1.43	1.44	(0.02)	(0.75)	(0.77)	21.09	7.29	11,057	0.72		0.72		0.06		35
Year ended 10/31/17(e)	17.61	0.01	2.80	2.81	–	–	–	20.42	15.96	12	0.77	(f)	0.77	(f)	0.14	(f)	31

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $366,161, $28,103, $3,106,359, $5,250, $68,316, $1,337 and $19,714 for Class A, Class C, Class P, Class S, Class Y, Class R5 and Class R6 shares, respectively.

(e)	Commencement date of April 04, 2017.
(f)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Summit Fund

Notes to Financial Statements

April 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Summit Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. The Fund is classified as non-diversified. The Fund’s classification changed from diversified to non-diversified during the period. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

    The Fund’s investment objective is long-term growth of capital.

    The Fund currently consists of seven different classes of shares: Class A, Class C, Class P, Class S, Class Y, Class R5 and Class R6. Class P shares are not sold to members of the general public. Only shareholders who had accounts in the AIM Summit Investors Plans I and AIM Summit Investors Plans II at the close of business on December 8, 2006, may continue to purchase Class P shares as described in the Fund’s prospectus. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class P, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

12	Invesco Summit Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

13	Invesco Summit Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

M.

Other Risks – The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $10 million	1.000%
Next $140 million	0.750%
Over $150 million	0.625%

    For the six months ended April 30, 2021, the effective advisory fee rate incurred by the Fund was 0.63%.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

    The Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class P, Class S, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 1.85%, 1.90%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

    Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

    For the six months ended April 30, 2021, the Adviser waived advisory fees of $1,613.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

    The Fund has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class P, Class S, Class Y, Class R5 and Class R6 shares. The Fund has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C shares, Class P shares and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 0.10% of the average daily net assets of Class P shares and 0.15% of the average daily net assets of Class S shares. The Fund pursuant to the Class C Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of Class A and Class C shares, 0.10% of the average daily net assets of Class P shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal

14	Invesco Summit Fund

shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

    Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2021, IDI advised the Fund that IDI retained $123,139 in front-end sales commissions from the sale of Class A shares and $724 and $964 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    For the six months ended April 30, 2021, the Fund incurred $24,002 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of April 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,627,575,116	$215,239,700	$–	$3,842,814,816
Money Market Funds	1,575,854	90,907,935	–	92,483,789
Total Investments	$3,629,150,970	$306,147,635	$–	$3,935,298,605

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $4,139.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have a capital loss carryforward as of October 31, 2020.

15	Invesco Summit Fund

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2021 was $847,224,085 and $927,364,766, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$2,094,701,158
Aggregate unrealized (depreciation) of investments	(47,349,070)
Net unrealized appreciation of investments	$2,047,352,088

    Cost of investments for tax purposes is $1,887,946,517.

NOTE 9–Share Information

	Summary of Share Activity
	Six months ended April 30, 2021		Year ended October 31, 2020
	Shares	Amount	Shares	Amount
Sold:
Class A	2,612,375	$77,464,492	5,448,472	$127,230,261
Class C	199,869	5,113,927	541,886	10,937,631
Class P	471,329	14,174,784	1,114,297	25,529,263
Class S	716	22,184	3,107	74,702
Class Y	1,847,864	57,400,111	1,812,498	41,601,017
Class R5	17,489	529,086	34,057	806,449
Class R6	109,134	3,348,461	146,558	3,433,901

Issued as reinvestment of dividends:
Class A	729,917	20,532,561	676,587	14,282,743
Class C	79,694	1,927,797	75,056	1,386,283
Class P	6,401,296	184,165,275	8,379,716	180,331,486
Class S	10,972	312,050	13,931	296,735
Class Y	146,242	4,203,003	45,921	986,374
Class R5	2,336	67,515	847	18,283
Class R6	39,106	1,131,717	47,475	1,025,940

Automatic conversion of Class C shares to Class A shares:
Class A	123,406	3,630,120	31,617	735,370
Class C	(143,641)	(3,630,120)	(36,182)	(735,370)

Reacquired:
Class A	(1,551,051)	(45,389,713)	(2,547,255)	(57,905,608)
Class C	(103,790)	(2,636,796)	(312,517)	(6,287,293)
Class P	(4,601,955)	(139,383,083)	(9,184,148)	(219,417,484)
Class S	(3,905)	(121,870)	(18,811)	(446,120)
Class Y	(1,246,720)	(38,944,595)	(676,154)	(14,512,690)
Class R5	(3,818)	(113,563)	(1,977)	(51,999)
Class R6	(83,301)	(2,530,334)	(148,742)	(3,482,909)
Net increase in share activity	5,053,564	$141,273,009	5,446,239	$105,836,965

16	Invesco Summit Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,279.20	$5.54	$1,019.93	$4.91	0.98%
Class C	1,000.00	1,274.40	9.76	1,016.22	8.65	1.73
Class P	1,000.00	1,280.20	4.69	1,020.68	4.16	0.83
Class S	1,000.00	1,279.70	4.97	1,020.43	4.41	0.88
Class Y	1,000.00	1,280.50	4.13	1,021.17	3.66	0.73
Class R5	1,000.00	1,280.20	4.30	1,021.03	3.81	0.76
Class R6	1,000.00	1,280.90	3.85	1,021.42	3.41	0.68

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2020 through April 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17	Invesco Summit Fund

Proxy Results

A Virtual Special Meeting (“Meeting”) of Shareholders of Invesco Summit Fund (the “Fund”) was held on January 22, 2021 and was adjourned until February 19, 2021. The Meeting on February 19, 2021 was held for the following purpose:

(1) Approval of changing the Fund’s sub-classification from “diversified” to “non-diversified” and approve the elimination of a related fundamental investment restriction.

The February 19, 2021 results of the voting on the above matter were as follows:

	Matters	Votes For	Votes Against	Votes Abstain
(1)	Approval of changing the Fund’s sub-classification from “diversified” to “non-diversified” and approve the elimination of a related fundamental investment restriction	47,424,335.28	10,100,840.26	3,822,645.03

18	Invesco Summit Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01424 and 002-25469                                     Invesco Distributors, Inc.                                                                                               SUM-SAR-1

ITEM 2.    CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.      SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of June 18, 2021, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 18, 2021, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Equity Funds (Invesco Equity Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 8, 2021

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 8, 2021

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	July 8, 2021